OMB APPROVAL
OMB Number: 3235-0570
Expires: November 30, 2005
Estimated average burden hours per response. . . . 5.0

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-07687

First American Strategy Funds, Inc.

(Exact name of registrant as specified in charter)

800 Nicollet Mall, Minneapolis, MN	55402
(Address of principal executive offices)	(Zip code)

Charles D. Gariboldi  800 Nicollet Mall, Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code:   800-677-3863

Date of fiscal year end:   September 30

Date of reporting period:  September 30, 2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Report to Shareholders

2004 Annual Report

LIFECYCLE FUNDS

First American Lifecycle Funds

Lifecycle funds take the guesswork out of investing by including a variety of stock and bond funds in one product. When you invest in lifecycle funds, the big decisions are already made. You get the benefits of asset allocation, diversification, and rebalancing in one fund. They’re designed to help you meet your goals based on your stage in life and your tolerance for risk.

Lifecycle funds help you spend less time thinking about whether your investment strategies are meeting your goals. They help simplify investing and allow you to spend more time doing the things you want to do.

TABLE OF CONTENTS

Message to Shareholders
Report of Independent Registered Public Accounting Firm
Schedule of Investments
Statements of Assets and Liabilities
Statements of Operations
Statements of Changes in Net Assets
Financial Highlights
Notes to Financial Statements
Notice to Shareholders

Lifecycle Funds are comprised of holdings in several different First American funds, which may include small-cap, mid-cap, large-cap, money market, high-yield, international, and/or sector funds. The investment advisor allocates and reallocates the funds’ assets among the underlying First American funds within ranges designed to meet the investment objectives. See the funds’ prospectus for an illustration of these ranges and special risks which may be associated with the underlying funds.

Mutual fund investing involves risk; principal loss is possible.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Message to SHAREHOLDERS  November 15, 2004

Dear Shareholders:

We invite you to take a few minutes to review the results of the fiscal year ended September 30, 2004.

This report includes comparative performance graphs and tables, portfolio commentaries, complete listings of portfolio holdings, and additional fund information. We hope you will find this helpful in monitoring your investment portfolio.

Also, through our website, firstamericanfunds.com, we provide quarterly performance fact sheets on all First American funds, the economic outlook as viewed by our senior investment officers, and other information about fund investments and portfolio strategies.

Please contact your financial professional if you have questions about First American Funds or contact First American Investor Services at 800.677.FUND.

We appreciate your investment with First American Funds and look forward to serving your financial needs in the future.

Sincerely,

/s/ Virginia L. Stringer	/s/ Thomas S. Schreier
Virginia L. Stringer	Thomas S. Schreier, Jr.
Chairperson of the Board	President
First American Strategy Funds, Inc.	First American Strategy Funds, Inc.

Strategy Aggressive Allocation fund

Investment Objective: seeks a high level of capital growth.

How did the Fund perform for the fiscal year ended September 30, 2004?

The First American Strategy Aggressive Allocation Fund, Class Y shares, returned 14.02% for the fiscal year ended September 30, 2004 (Class A shares returned 13.72% at net asset value). By comparison, the Fund's benchmarks, the Standard and Poor's 500 Composite Index* and the Lehman U.S. Government/Credit Bond Index* returned 13.87% and 3.33%, respectively, for the same period.

How did general economic and market conditions affect performance?

The fiscal year saw the continuation of a rising economic tide. While stocks in general were up in excess of their long-term historical averages, small- and mid-capitalization stocks generally outperformed large-capitalization stocks, as they tend to do during an improving economy. Value strategies also outperformed growth strategies, as the sectors that value stocks typically dominate fared well. This was partly due to the strong returns in the energy sector, which saw a surge as the need for energy outstripped the supply.

As the year progressed, increasing oil prices and hints of wider-spread inflation started to weigh on the market and led the Federal Reserve to increase interest rates for the first time since May 2000. During the second half of the year, election rhetoric and the uncertainty of the election's outcome, coupled with decelerating company earnings growth rates, caused the market to "move sideways" – to neither grow nor decline much. Though the Fund was positioned to perform better in a market environment that is strong for equities, it did have a small allocation in fixed income to help it weather market transitions.

What was the overall investment strategy?

The Fund invests in other First American funds based on a carefully thought out asset allocation model developed by the portfolio management team. The investments reflect the Fund's objective to seek a high level of capital growth. To achieve this, the Fund invests heavily in equity funds with only a 5% target of fixed-income funds. Within the equity portion, which uses domestic and foreign funds, there is a mix of large-, mid-, and small-capitalization funds, as well as growth and value funds. Within the fixed-income portion there are allocations to both core and high-yield funds.

What were the portfolio allocations over the last year?

The Fund's largest investment was in the First American International fund. This fund did not contribute to performance as much as expected, however. Although, the international market did well overall, the First American International Fund underperformed its benchmark. The next largest allocations were to the First American Large Cap Growth Opportunities Fund, the First American Large Cap Value Fund, and the First American Mid Cap Growth Opportunities Fund. The Mid Cap Growth Opportunities Fund had a greater contribution to performance, as it outperformed its own benchmark and the large-capitalization funds named above. The largest fixed-income allocation was to the First American Core Bond Fund. There was a small allocation to the First American High Income Bond Fund as well.

*Unlike mutual funds, index returns do not reflect any expenses, transaction costs, or cash flow effects.

Allocation by Fund as of September 30, 20041 (% of net assets)
International	22.7%
Large Cap Growth Opportunities	15.9%
Large Cap Value	14.6%
Mid Cap Growth Opportunities	10.2%
Mid Cap Value	8.7%
Large Cap Select	5.7%
Equity Index	4.2%
Core Bond	3.7%
Small Cap Select	3.0%
Small Cap Value	2.7%
Small Cap Growth Opportunities	2.7%
Mid Cap Index	1.9%
High Income	1.4%
Real Estate Securities	1.2%
Small Cap Index	1.0%
Prime Obligations	0.4%

Portfolio Allocation as of September 30, 20041 (% of net assets)
Stocks	94.5%
Bonds	5.2%
Cash Equivalents	0.4%

1  Fund holdings and portfolio allocations are subject to change at any time and are not recommendations to buy or sell any security.

FIRST AMERICAN FUNDS Annual Report 2004

Strategy Aggressive Allocation fund continued

Annualized Performance1 as of September 30, 2004

			Since Inception
	1 year	5 years	10/1/1996	9/24/2001
Average annual return with sales charge (POP)
Class A	7.52%	-	-	4.50%
Class B	7.89%	-	-	4.76%
Class C	11.88%	-	-	5.65%
Average annual return without sales charge (NAV)
Class A	13.72%	-	-	6.46%
Class B	12.89%	-	-	5.66%
Class C	12.88%	-	-	5.65%
Class R5	13.70%	1.35%	4.99%	-
Class Y	14.02%	-	-	6.68%
S&P 500 Composite Index[2]	13.87%	(1.31%)	7.83%	5.31%
Lehman U.S. Government/Credit Bond Index[3]	3.33%	7.74%	7.33%	6.56%

Value of $10,000 Investment1, 4 as of September 30, 2004

The performance data quoted on this page represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance data quoted. Performance data current to the most recent month-end may be obtained by calling 800.677.FUND.

1  Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Index performance is for illustrative purposes only, does not reflect any expenses, transaction costs, or cash flow effects. Investment in an Index is not available.

Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the fund's maximum sales charge and assume reinvestment of all distributions at NAV.

Total returns at public offering price ("POP") reflect performance over the time period indicated including maximum sales charges of 5.50% for Class A shares and the contingent deferred sales charge ("CDSC") for Class B and Class C shares for the relevant period. Maximum CDSC is 5.00% for Class B shares and 1.00% for Class C shares. Total returns assume reinvestment of all dividends at NAV.

2  An unmanaged index of large-capitalization stocks that includes a representative sample of 500 leading companies in leading industries of the U.S. economy. Although the S&P 500 focuses on the large-cap segment of the market, with over 80% coverage of U.S. equities, it also serves as a proxy for the total market.

3  An unmanaged index of Treasury securities, other securities issued by the U.S. Government or its agencies or instrumentalities, and investment-grade corporate debt securities.

4  Performance for Class B, Class C, and Class R shares is not presented. Performance for these classes will vary due to different expense structures.

5  Prior to July 1, 2004, Class R shares were designated Class S shares, which had lower fees and expenses. Performance information prior to that date is based on the performance of the Class S shares. If current fees and expenses had been in effect for the entire period presented, performance would have been lower. Please refer to the prospectus for details.

FIRST AMERICAN FUNDS Annual Report 2004

Strategy Aggressive Allocation fund continued

Expense Example

As a shareholder of the Strategy Aggressive Allocation Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2004, to September 30, 2004.

Actual Expenses

For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Examples

	Beginning Account Value (4/1/2004)	Ending Account Value (9/30/2004)	Expenses Paid During Period[1] (4/1/2004 to 9/30/2004)
Class A Actual	$1,000.00	$980.50	$1.98
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,023.00	$2.02
Class B Actual	$1,000.00	$977.30	$5.68
Class B Hypothetical (5% return before expenses)	$1,000.00	$1,019.25	$5.81
Class C Actual	$1,000.00	$976.30	$5.68
Class C Hypothetical (5% return before expenses)	$1,000.00	$1,019.25	$5.81
Class R Actual[2]	$1,000.00	$980.00	$2.60
Class R Hypothetical (5% return before expenses)[2]	$1,000.00	$1,022.37	$2.66
Class Y Actual	$1,000.00	$981.70	$0.74
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,024.25	$0.76

1  Expenses are equal to the Fund's annualized expense ratio of 0.40%, 1.15%, 1.15%, 0.53%, and 0.15% for Class A, Class B, Class C, Class R, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/366 (to reflect the one-half year period). These ratios do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expenses would have been higher. Please refer to your prospectus for details on the expenses that apply to the underlying funds.

2  Prior to July 1, 2004, Class R had different expense ratios. Had the current expense ratios been in place for the entire most recent fiscal half-year, the actual and hypothetical expenses paid during the period would have been $3.22 and $3.29, respectively.

FIRST AMERICAN FUNDS Annual Report 2004

Strategy Growth Allocation fund

Investment Objective: seeks capital growth with a moderate level of current income.

How did the Fund perform for the fiscal year ended September 30, 2004?

The First American Strategy Growth Allocation Fund, Class Y, shares returned 12.34% for the fiscal year ended September 30, 2004 (Class A shares returned 12.03% at net asset value). By comparison, the Fund's benchmarks, the Standard and Poor's 500 Composite Index* and the Lehman U.S. Government/Credit Bond Index*, returned 13.87% and 3.33%, respectively, for the same period.

How did general economic and market conditions affect performance?

The fiscal year saw the continuation of a rising economic tide. While stocks in general were up in excess of their long-term historical averages, small- and mid-capitalization stocks generally outperformed large-capitalization stocks, as they tend to do during an improving economy. Value strategies also outperformed growth strategies, as the sectors that value stocks typically dominate fared well. This was partly due to the strong returns in the energy sector, which saw a surge as the need for energy outstripped the supply.

As the year progressed, increasing oil prices and hints of wider-spread inflation started to weigh on the market and led the Federal Reserve to increase interest rates for the first time since May 2000. During the second half of the year, election rhetoric and the uncertainty of the election's outcome, coupled with decelerating company earnings growth rates, caused the market to "move sideways" – to neither grow nor decline much. The transition in the market had a small effect on the Fund's performance, but because it was diversified between equities and fixed-income, it weathered market movement better than nondiversified funds.

What was the overall investment strategy?

The Fund invests in other First American funds based on a carefully thought out asset allocation model developed by the portfolio management team. The investments reflect the Fund's objective to seek capital growth with a moderate level of current income. The Fund is broadly diversified over equity styles as well as fixed-income styles. Within the equity portion, the Fund's positions are allocated across large-, mid-, and small-capitalization sized funds, as well as growth and value style funds. In addition, there are investments in both domestic and foreign equity funds. The Fund's fixed-income portion has allocations to both core and high-yield funds.

What were the portfolio allocations over the last year?

To achieve the returns of a growth-oriented investment strategy, the Fund's allocation to equities was much higher than to fixed-income. Also, because of historically low interest rates, with the belief that rates would rise providing the equities the potential of outperforming the fixed-income market, the Fund had an even larger position in equities than normal. Within the equity portion, the largest allocation was to large-capitalization funds such as the First American Large Cap Growth Opportunities Fund and the First American Large Cap Value Fund. There were smaller allocations to mid- and small-capitalization sized First American funds. Also, there was a larger-than-normal allocation to the First American International Fund, as well as a position in the First American Real Estate Securities Fund for further diversification. In the fixed-income portion of the Fund, the majority of the investment was made in the First American Core Bond Fund, but there was also a small allocation to the First American High Income Bond Fund to capture potentially higher yield.

*Unlike mutual funds, index returns do not reflect any expenses, transaction costs, or cash flow effects.

Allocation by Fund as of September 30, 20041 (% of net assets)
Core Bond	16.9%
Large Cap Growth Opportunities	16.2%
Large Cap Value	14.2%
International	11.6%
Mid Cap Growth Opportunities	7.6%
Mid Cap Value	6.7%
Equity Index	6.6%
Large Cap Select	5.1%
Small Cap Select	3.2%
High Income	3.0%
Small Cap Value	2.7%
Small Cap Growth Opportunities	1.9%
Real Estate Securities	1.6%
Mid Cap Index	1.4%
Small Cap Index	0.9%
Prime Obligations	0.7%

Portfolio Allocation as of September 30, 20041 (% of net assets)
Stocks	79.7%
Bonds	19.9%
Cash Equivalents	0.7%

1  Fund holdings and portfolio allocations are subject to change at any time and are not recommendations to buy or sell any security.

FIRST AMERICAN FUNDS Annual Report 2004

Strategy Growth Allocation fund continued

Annualized Performance1 as of September 30, 2004

			Since Inception
	1 year	5 years	10/1/1996	9/24/2001
Average annual return with sales charge (POP)
Class A	5.84%	-	-	4.02%
Class B	6.17%	-	-	4.31%
Class C	10.12%	-	-	5.20%
Average annual return without sales charge (NAV)
Class A	12.03%	-	-	5.98%
Class B	11.17%	-	-	5.21%
Class C	11.12%	-	-	5.20%
Class R5	12.03%	2.01%	5.10%	-
Class Y	12.34%	-	-	6.22%
S&P 500 Composite Index[2]	13.87%	(1.31%)	7.83%	5.31%
Lehman U.S. Government/Credit Bond Index[3]	3.33%	7.74%	7.33%	6.56%

Value of $10,000 Investment1, 4 as of September 30, 2004

The performance data quoted on this page represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance data quoted. Performance data current to the most recent month-end may be obtained by calling 800.677.FUND.

1  Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Index performance is for illustrative purposes only, does not reflect any expenses, transaction costs, or cash flow effects. Investment in an Index is not available.

Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the fund's maximum sales charge and assume reinvestment of all distributions at NAV.

Total returns at public offering price ("POP") reflect performance over the time period indicated including maximum sales charges of 5.50% for Class A shares and the contingent deferred sales charge ("CDSC") for Class B and Class C shares for the relevant period. Maximum CDSC is 5.00% for Class B shares and 1.00% for Class C shares. Total returns assume reinvestment of all dividends at NAV.

2  An unmanaged index of large-capitalization stocks that includes a representative sample of 500 leading companies in leading industries of the U.S. economy. Although the S&P 500 focuses on the large-cap segment of the market, with over 80% coverage of U.S. equities, it also serves as a proxy for the total market.

3  An unmanaged index of Treasury securities, other securities issued by the U.S. Government or its agencies or instrumentalities, and investment-grade corporate debt securities.

4  Performance for Class B, Class C, and Class R shares is not presented. Performance for these classes will vary due to different expense structures.

5  Prior to July 1, 2004, Class R shares were designated Class S shares, which had lower fees and expenses. Performance information prior to that date is based on the performance of the Class S shares. If current fees and expenses had been in effect for the entire period presented, performance would have been lower. Please refer to the prospectus for details.

FIRST AMERICAN FUNDS Annual Report 2004

Strategy Growth Allocation fund continued

Expense Example

As a shareholder of the Strategy Growth Allocation Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2004, to September 30, 2004.

Actual Expenses

For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Examples

	Beginning Account Value (4/1/2004)	Ending Account Value (9/30/2004)	Expenses Paid During Period[1] (4/1/2004 to 9/30/2004)
Class A Actual	$1,000.00	$987.90	$1.99
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,023.00	$2.02
Class B Actual	$1,000.00	$984.00	$5.70
Class B Hypothetical (5% return before expenses)	$1,000.00	$1,019.25	$5.81
Class C Actual	$1,000.00	$983.90	$5.70
Class C Hypothetical (5% return before expenses)	$1,000.00	$1,019.25	$5.81
Class R Actual[2]	$1,000.00	$986.60	$2.61
Class R Hypothetical (5% return before expenses)[2]	$1,000.00	$1,022.37	$2.66
Class Y Actual	$1,000.00	$988.80	$0.75
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,024.25	$0.76

1  Expenses are equal to the Fund's annualized expense ratio of 0.40%, 1.15%, 1.15%, 0.53%, and 0.15% for Class A, Class B, Class C, Class R, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/366 (to reflect the one-half year period). These ratios do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expenses would have been higher. Please refer to your prospectus for details on the expenses that apply to the underlying funds.

2  Prior to July 1, 2004, Class R had different expense ratios. Had the current expense ratios been in place for the entire most recent fiscal half-year, the actual and hypothetical expenses paid during the period would have been $3.23 and $3.29, respectively.

FIRST AMERICAN FUNDS Annual Report 2004

Strategy Growth & Income Allocation fund

Investment Objective: seeks both capital growth and current income.

How did the Fund perform for the fiscal year ended September 30, 2004?

The First American Strategy Growth & Income Allocation Fund, Class Y shares, returned 10.39% for the fiscal year ended September 30, 2004 (Class A shares returned 10.09% at net asset value). By comparison, the Fund's benchmarks, the Standard and Poor's 500 Composite Index* and the Lehman U.S. Government/Credit Bond Index*, returned 13.87% and 3.33%, respectively, for the same period.

How did general economic and market conditions affect performance?

The fiscal year saw the continuation of a rising economic tide. While stocks in general were up in excess of their long-term historical averages, small- and mid-capitalization stocks generally outperformed large-capitalization stocks, as they tend to do during an improving economy. Value strategies also outperformed growth strategies, as the sectors that value stocks typically dominate fared well. This was partly due to the strong returns in the energy sector, which saw a surge as the need for energy outstripped the supply.

As the year progressed, increasing oil prices and hints of wider-spread inflation started to weigh on the market and led the Federal Reserve to increase interest rates for the first time since May 2000. During the second half of the year, election rhetoric and the uncertainty of the election's outcome, coupled with decelerating company earnings growth rates, caused the market to "move sideways," – to neither grow nor decline much. Because the Fund was broadly diversified, it operated reasonably well during transitions in the market. It was positioned to maintain steady returns without large fluctuations in performance that nondiversified funds may face.

What was the overall investment strategy?

The Fund invests in other First American funds based on a carefully thought out asset allocation model developed by the portfolio management team. The investments reflect the Fund's objective to provide both capital growth and current income. The Fund aims for a equity fixed-income mix of around 60%/40% to achieve this objective. That allocation has been recognized in the industry as the most closely "balanced" portfolio between equities and fixed-income returns with considerations to risk and reward. Within the equity portion, the Fund is broadly diversified among domestic and foreign, large, mid, small, and growth, and value funds. The fixed-income portion has core and high yield funds.

What were the portfolio allocations over the last year?

To achieve the returns of a balanced portfolio, the Fund was diversified among several First American funds. Within the equity portion, there was a range of capitalization sizes all the way from the Large Cap Growth Opportunities Fund down to the Small Cap Value Fund. Furthermore, positions were held in both growth and value funds, as well as funds that combine both styles. There were also smaller allocations to the First American Real Estate Securities Fund and the First American International Fund to further diversify the assets. Over the fiscal year, the Fund held more equities than it normally would with the belief that historically low interest rates would not stay low and that equities would see an increase in performance as the rates rose. In the fixed-income portion of the Fund, the largest allocation was to the First American Core Bond Fund. There was also a smaller allocation to the First American High Income Bond Fund to capture potentially higher yield.

*Unlike mutual funds, index returns do not reflect any expenses, transaction costs, or cash flow effects.

Allocation by Fund as of September 30, 20041 (% of net assets)
Core Bond	30.6%
Large Cap Growth Opportunities	13.5%
Large Cap Value	13.1%
Equity Index	9.0%
International	6.1%
Large Cap Select	6.0%
Mid Cap Growth Opportunities	5.0%
Mid Cap Value	4.2%
High Income	4.2%
Real Estate Securities	2.0%
Small Cap Value	1.1%
Mid Cap Index	1.1%
Small Cap Select	1.1%
Small Cap Index	1.1%
Small Cap Growth Opportunities	0.9%
Prime Obligations	0.9%

Portfolio Allocation as of September 30, 20041 (% of net assets)
Stocks	64.2%
Bonds	34.8%
Cash Equivalents	0.9%

1  Fund holdings and portfolio allocations are subject to change at any time and are not recommendations to buy or sell any security.

FIRST AMERICAN FUNDS Annual Report 2004

Strategy Growth & Income Allocation fund continued

Annualized Performance1 as of September 30, 2004

			Since Inception
	1 year	5 years	10/1/1996	9/24/2001
Average annual return with sales charge (POP)
Class A	4.01%	-	-	3.63%
Class B	4.23%	-	-	3.92%
Class C	8.28%	-	-	4.83%
Average annual return without sales charge (NAV)
Class A	10.09%	-	-	5.58%
Class B	9.23%	-	-	4.84%
Class C	9.28%	-	-	4.83%
Class R5	9.93%	2.48%	5.23%	-
Class Y	10.39%	-	-	5.83%
S&P 500 Composite Index[2]	13.87%	(1.31%)	7.83%	5.31%
Lehman U.S. Government/Credit Bond Index[3]	3.33%	7.74%	7.33%	6.56%

Value of $10,000 Investment1, 4 as of September 30, 2004

The performance data quoted on this page represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance data quoted. Performance data current to the most recent month-end may be obtained by calling 800.677.FUND.

1  Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Index performance is for illustrative purposes only, does not reflect any expenses, transaction costs, or cash flow effects. Investment in an Index is not available.

Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities.

Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the fund's maximum sales charge and assume reinvestment of all distributions at NAV.

Total returns at public offering price ("POP") reflect performance over the time period indicated including maximum sales charges of 5.50% for Class A shares and the contingent deferred sales charge ("CDSC") for Class B and Class C shares for the relevant period. Maximum CDSC is 5.00% for Class B shares and 1.00% for Class C shares. Total returns assume reinvestment of all dividends at NAV.

2  An unmanaged index of large-capitalization stocks that includes a representative sample of 500 leading companies in leading industries of the U.S. economy. Although the S&P 500 focuses on the large-cap segment of the market, with over 80% coverage of U.S. equities, it also serves as a proxy for the total market.

3  An unmanaged index of Treasury securities, other securities issued by the U.S. Government or its agencies or instrumentalities, and investment-grade corporate debt securities.

4  Performance for Class B, Class C, and Class R shares is not presented. Performance for these classes will vary due to different expense structures.

5  Prior to July 1, 2004, Class R shares were designated Class S shares, which had lower fees and expenses. Performance information prior to that date is based on the performance of the Class S shares. If current fees and expenses had been in effect for the entire period presented, performance would have been lower. Please refer to the prospectus for details.

FIRST AMERICAN FUNDS Annual Report 2004

Strategy Growth & Income Allocation fund continued

Expense Example

As a shareholder of the Strategy Growth & Income Allocation Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2004, to September 30, 2004.

Actual Expenses

For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Examples

	Beginning Account Value (4/1/2004)	Ending Account Value (9/30/2004)	Expenses Paid During Period[1] (4/1/2004 to 9/30/2004)
Class A Actual	$1,000.00	$992.80	$1.99
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,023.00	$2.02
Class B Actual	$1,000.00	$988.10	$5.72
Class B Hypothetical (5% return before expenses)	$1,000.00	$1,019.25	$5.81
Class C Actual	$1,000.00	$988.80	$5.72
Class C Hypothetical (5% return before expenses)	$1,000.00	$1,019.25	$5.81
Class R Actual[2]	$1,000.00	$992.10	$2.62
Class R Hypothetical (5% return before expenses)[2]	$1,000.00	$1,022.37	$2.66
Class Y Actual	$1,000.00	$994.00	$0.75
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,024.25	$0.76

1  Expenses are equal to the Fund's annualized expense ratio of 0.40%, 1.15%, 1.15%, 0.53%, and 0.15% for Class A, Class B, Class C, Class R, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/366 (to reflect the one-half year period). These ratios do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expenses would have been higher. Please refer to your prospectus for details on the expenses that apply to the underlying funds.

2  Prior to July 1, 2004, Class R had different expense ratios. Had the current expense ratios been in place for the entire most recent fiscal half-year, the actual and hypothetical expenses paid during the period would have been $3.24 and $3.29, respectively.

FIRST AMERICAN FUNDS Annual Report 2004

Strategy Income Allocation fund

Investment Objective: seeks a high level of current income consistent with limited risk of capital.

How did the Fund perform for the fiscal year ended September 30, 2004?

The First American Strategy Income Allocation Fund, Class Y shares, returned 7.02% for the fiscal year ended September 30, 2004 (Class A shares returned 6.75% at net asset value). By comparison, the Fund's benchmarks, the Standard and Poor's 500 Composite Index* and the Lehman U.S. Government/Credit Bond Index*, returned 13.87% and 3.33%, respectively, for the same period.

How did general economic and market conditions affect performance?

The fiscal year saw the continuation of a rising economic tide. While stocks in general were up in excess of their long-term historical averages, small- and mid-capitalization stocks generally outperformed large-capitalization stocks, as they tend to do during an improving economy. Value strategies also outperformed growth strategies, as the sectors that value stocks typically dominate fared well. This was partly due to the strong returns in the energy sector, which saw a surge as the need for energy outstripped the supply.

As the year progressed, increasing oil prices and hints of wider-spread inflation started to weigh on the market and led the Federal Reserve to increase interest rates for the first time since May 2000. During the second half of the year, election rhetoric and the uncertainty of the election's outcome, coupled with decelerating company earnings growth rates, caused the market to "move sideways" – to neither grow nor decline much. The transition in the market had an effect on the fund, but because it was diversified, between equities and fixed-income, it weathered the market better than nondiversified funds.

What was the overall investment strategy?

The Fund invests in other First American funds based on a carefully thought out asset allocation model developed by the portfolio management team. The investments reflect the Fund's objective to provide a high level of current income consistent with limited risk to capital. Pursuant to this objective, the Fund held on average two-thirds fixed-income funds and one-third equity funds during the fiscal year. The underlying funds that were held were broadly diversified over a mix of fixed-income styles, as well as domestic equity styles.

What were the portfolio allocations over the last year?

Within the fixed-income portion, the First American Core Bond Fund was the largest position. There was also a small allocation to the First American High Income Bond Fund that worked well, as that fund enjoyed strong performance over the fiscal year. On the equity side, the Fund held more equities than it normally would. This was based on the expectation that rising interest rates and the market environment would put pressure on the fixed-income markets, causing the equities to perform better. Also, the portfolio emphasized income-oriented equities by holding its largest equity position in the First American Equity Income Fund. There was a small allocation to the First American Real Estate Securities Fund. This worked well as it outperformed its benchmark over the fiscal year and enjoyed better performance on a total return basis than all the other funds in the First American Strategy Income Allocation Fund.

*Unlike mutual funds, index returns do not reflect any expenses, transaction costs, or cash flow effects.

Allocation by Fund as of September 30, 20041 (% of net assets)
Core Bond	59.2%
Equity Index	15.1%
Equity Income	10.9%
High Income	5.2%
Real Estate Securities	3.2%
Large Cap Select	2.9%
Prime Obligations	1.2%
Large Cap Value	1.1%
Large Cap Growth Opportunities	1.1%

Portfolio Allocation as of September 30, 20041 (% of net assets)
Stocks	34.3%
Bonds	64.4%
Cash Equivalents	1.2%

1  Fund holdings and portfolio allocations are subject to change at any time and are not recommendations to buy or sell any security.

FIRST AMERICAN FUNDS Annual Report 2004

Strategy Income Allocation fund continued

Annualized Performance1 as of September 30, 2004

			Since Inception
	1 year	5 years	10/1/1996	9/24/2001
Average annual return with sales charge (POP)
Class A	0.87%	-	-	6.75%
Class B	0.94%	-	-	4.03%
Class C	4.95%	-	-	5.01%
Average annual return without sales charge (NAV)				-
Class A	6.75%	-	-	5.76%
Class B	5.94%	-	-	4.95%
Class C	5.95%	-	-	5.01%
Class R5	6.64%	4.84%	5.77%	-
Class Y	7.02%	-	-	6.02%
S&P 500 Composite Index[2]	13.87%	(1.31%)	7.83%	5.31%
Lehman U.S. Government/Credit Bond Index[3]	3.33%	7.74%	7.33%	6.56%

Value of $10,000 Investment1, 4 as of September 30, 2004

The performance data quoted on this page represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance data quoted. Performance data current to the most recent month-end may be obtained by calling 800.677.FUND.

1  Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Index performance is for illustrative purposes only, does not reflect any expenses, transaction costs, or cash flow effects. Investment is an Index is not available.

Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities.

Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the fund's maximum sales charge and assume reinvestment of all distributions at NAV.

Total returns at public offering price ("POP") reflect performance over the time period indicated including maximum sales charges of 5.50% for Class A shares and the contingent deferred sales charge ("CDSC") for Class B and Class C shares for the relevant period. Maximum CDSC is 5.00% for Class B shares and 1.00% for Class C shares. Total returns assume reinvestment of all dividends at NAV.

2  An unmanaged index of large-capitalization stocks that includes a representative sample of 500 leading companies in leading industries of the U.S. economy. Although the S&P 500 focuses on the large-cap segment of the market, with over 80% coverage of U.S. equities, it also serves as a proxy for the total market.

3  An unmanaged index of Treasury securities, other securities issued by the U.S. Government or its agencies or instrumentalities, and investment-grade corporate debt securities.

4  Performance for Class B, Class C, and Class R shares is not presented. Performance for these classes will vary due to different expense structures.

5  Prior to July 1, 2004, Class R shares were designated Class S shares, which had lower fees and expenses. Performance information prior to that date is based on the performance of the Class S shares. If current fees and expenses had been in effect for the entire period presented, performance would have been lower. Please refer to the prospectus for details.

FIRST AMERICAN FUNDS Annual Report 2004

Strategy Income Allocation fund continued

Expense Example

As a shareholder of the Strategy Income Allocation Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2004, to September 30, 2004.

Actual Expenses

For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Examples

	Beginning Account Value (4/1/2004)	Ending Account Value (9/30/2004)	Expenses Paid During Period[1] (4/1/2004 to 9/30/2004)
Class A Actual	$1,000.00	$1,000.80	$2.00
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,023.00	$2.02
Class B Actual	$1,000.00	$996.40	$5.74
Class B Hypothetical (5% return before expenses)	$1,000.00	$1,019.25	$5.81
Class C Actual	$1,000.00	$996.80	$5.74
Class C Hypothetical (5% return before expenses)	$1,000.00	$1,019.25	$5.81
Class R Actual[2]	$1,000.00	$999.70	$2.63
Class R Hypothetical (5% return before expenses)[2]	$1,000.00	$1,022.37	$2.66
Class Y Actual	$1,000.00	$1,002.10	$0.75
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,024.25	$0.76

1  Expenses are equal to the Fund's annualized expense ratio of 0.40%, 1.15%, 1.15%, 0.53%, and 0.15% for Class A, Class B, Class C, Class R, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/366 (to reflect the one-half year period). These ratios do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expenses would have been higher. Please refer to your prospectus for details on the expenses that apply to the underlying funds.

2  Prior to July 1, 2004, Class R had different expense ratios. Had the current expense ratios been in place for the entire most recent fiscal half-year, the actual and hypothetical expenses paid during the period would have been $3.25 and $3.29, respectively.

FIRST AMERICAN FUNDS Annual Report 2004

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors
First American Strategy Funds, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments of First American Strategy Funds, Inc. (comprised of the Strategy Aggressive Allocation, Strategy Growth Allocation, Strategy Growth & Income Allocation, and Strategy Income Allocation Funds) (the "Funds") as of September 30, 2004, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds constituting First American Strategy Funds, Inc. at September 30, 2004, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

Minneapolis, Minnesota
October 29, 2004

FIRST AMERICAN FUNDS Annual Report 2004

Schedule of Investments September 30, 2004

Strategy Aggressive Allocation Fund

DESCRIPTION	SHARES	VALUE (000)
Affiliated Investment Companies
Equity Funds – 94.5%
First American Investment Funds, Inc. (a) Equity Index Fund	176,064	$3,681
International Fund	1,946,558	20,069
Large Cap Growth Opportunities Fund	548,412	14,056
Large Cap Select Fund	402,285	5,041
Large Cap Value Fund	748,902	12,926
Mid Cap Growth Opportunities Fund *	227,637	9,010
Mid Cap Index Fund	141,802	1,679
Mid Cap Value Fund	382,795	7,721
Real Estate Securities Fund	57,830	1,082
Small Cap Growth Opportunities Fund *	104,742	2,362
Small Cap Index Fund	66,269	890
Small Cap Select Fund *	162,719	2,691
Small Cap Value Fund	139,684	2,382
Total Equity Funds (Cost $82,971)		83,590
Fixed Income Funds – 5.2%
First American Investment Funds, Inc. (a) Core Bond Fund	293,165	3,304
High Income Bond Fund	135,016	1,277
Total Fixed Income Funds (Cost $4,581)		4,581
Money Market Fund – 0.4%
First American Funds, Inc. (b) Prime Obligations Fund	352,472	352
Total Money Market Fund (Cost $352)		352
Total Affiliated Investment Companies – 100.1% (Cost $87,904)		88,523
Other Assets and Liabilities, Net – (0.1)%		(57)
Total Net Assets – 100.0%		$88,466

*  Non-income producing security

(a)  Investments in these Funds are made in the Y Share Class.

(b)  Investment in this Fund is made in the Z Share Class.

Strategy Growth Allocation Fund

DESCRIPTION	SHARES	VALUE (000)
Affiliated Investment Companies
Equity Funds – 79.7%
First American Investment Funds, Inc. (a) Equity Index Fund	384,485	$8,039
International Fund	1,369,712	14,122
Large Cap Growth Opportunities Fund	766,604	19,648
Large Cap Select Fund	500,143	6,267
Large Cap Value Fund	1,000,904	17,276
Mid Cap Growth Opportunities Fund *	234,891	9,297
Mid Cap Index Fund	140,980	1,669
Mid Cap Value Fund	403,688	8,142
Real Estate Securities Fund	106,112	1,985
Small Cap Growth Opportunities Fund *	104,712	2,361
Small Cap Index Fund	82,630	1,110
Small Cap Select Fund *	234,300	3,875
Small Cap Value Fund	191,311	3,262
Total Equity Funds (Cost $97,082)		97,053
Fixed Income Funds – 19.9%
First American Investment Funds, Inc. (a) Core Bond Fund	1,819,594	20,507
High Income Bond Fund	391,538	3,704
Total Fixed Income Funds (Cost $24,128)		24,211
Money Market Fund – 0.7%
First American Funds, Inc. (b) Prime Obligations Fund	794,506	795
Total Money Market Fund (Cost $795)		795
Total Affiliated Investment Companies – 100.3% (Cost $122,005)		122,059
Other Assets and Liabilities, Net – (0.3)%		(359)
Total Net Assets – 100.0%		$121,700

*  Non-income producing security

(a)  Investments in these Funds are made in the Y Share Class.

(b)  Investment in this Fund is made in the Z Share Class.

FIRST AMERICAN FUNDS Annual Report 2004

Schedule of Investments September 30, 2004

Strategy Growth & Income Allocation Fund

DESCRIPTION	SHARES	VALUE (000)
Affiliated Investment Companies
Equity Funds – 64.2%
First American Investment Funds, Inc. (a) Equity Index Fund	1,022,981	$21,391
International Fund	1,392,610	14,358
Large Cap Growth Opportunities Fund	1,252,660	32,106
Large Cap Select Fund	1,134,015	14,209
Large Cap Value Fund	1,792,610	30,940
Mid Cap Growth Opportunities Fund *	299,628	11,859
Mid Cap Index Fund	220,872	2,615
Mid Cap Value Fund	494,084	9,966
Real Estate Securities Fund	255,294	4,777
Small Cap Growth Opportunities Fund *	97,973	2,209
Small Cap Index Fund	189,372	2,543
Small Cap Select Fund *	154,920	2,562
Small Cap Value Fund	158,471	2,702
Total Equity Funds (Cost $147,735)		152,237
Fixed Income Funds – 34.8%
First American Investment Funds, Inc. (a) Core Bond Fund	6,440,113	72,580
High Income Bond Fund	1,052,490	9,957
Total Fixed Income Funds (Cost $82,793)		82,537
Money Market Fund – 0.9%
First American Funds, Inc. (b) Prime Obligations Fund	2,146,666	2,147
Total Money Market Fund (Cost $2,147)		2,147
Total Affiliated Investment Companies – 99.9% (Cost $232,675)		236,921
Other Assets and Liabilities, Net – 0.1%		238
Total Net Assets – 100.0%		$237,159

*  Non-income producing security

(a)  Investments in these Funds are made in the Y Share Class.

(b)  Investment in this Fund is made in the Z Share Class.

Strategy Income Allocation Fund

DESCRIPTION	SHARES	VALUE (000)
Affiliated Investment Companies
Equity Funds – 34.3%
First American Investment Funds, Inc. (a) Equity Income Fund	695,625	$8,939
Equity Index Fund	591,180	12,362
Large Cap Growth Opportunities Fund	34,393	881
Large Cap Select Fund	190,372	2,385
Large Cap Value Fund	52,890	913
Real Estate Securities Fund	142,224	2,661
Total Equity Funds (Cost $25,780)		28,141
Fixed Income Funds – 64.4%
First American Investment Funds, Inc. (a) Core Bond Fund	4,314,133	48,620
High Income Bond Fund	454,815	4,303
Total Fixed Income Funds (Cost $52,816)		52,923
Money Market Fund – 1.2%
First American Funds, Inc. (b) Prime Obligations Fund	996,415	996
Total Money Market Fund (Cost $996)		996
Total Affiliated Investment Companies – 99.9% (Cost $79,592)		82,060
Other Assets and Liabilities, Net – 0.1%		63
Total Net Assets – 100.0%		$82,123

(a)  Investments in these Funds are made in the Y Share Class.

(b)  Investment in this Fund is made in the Z Share Class.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Annual Report 2004

(This page has been left blank intentionally.)

Statements of Assets and Liabilities September 30, 2004, in thousands, except for per share data

	Strategy Aggressive Allocation Fund	Strategy Growth Allocation Fund	Strategy Growth & Income Allocation Fund	Strategy Income Allocation Fund
ASSETS:
Investments in affiliated funds, at value*	$88,523	$122,059	$236,921	$82,060
Receivable for dividends and interest	1	1	2	1
Receivable for investment funds sold	125	300	-	-
Receivable for capital shares sold	71	54	738	200
Receivable from Advisor	30	43	70	42
Prepaid expenses and other assets	32	34	36	33
Total assets	88,782	122,491	237,767	82,336
LIABILITIES:
Payable for capital shares redeemed	273	732	501	177
Payable for co-administration and custodian fees	28	38	72	26
Payable for distribution and shareholder servicing fees	14	20	33	9
Accrued expenses and liabilities	1	1	2	1
Total liabilities	316	791	608	213
Net assets	$88,466	$121,700	$237,159	$82,123
COMPOSITION OF NET ASSETS:
Portfolio capital	$126,435	$146,618	$267,950	$84,042
Undistributed (distributions in excess of) net investment income	8	13	33	37
Accumulated net realized loss on investments	(38,596)	(24,985)	(35,070)	(4,424)
Net unrealized appreciation of investments	619	54	4,246	2,468
Net assets	$88,466	$121,700	$237,159	$82,123
* Investments in affiliated funds, at cost	$87,904	$122,005	$232,675	$79,592
Class A:
Net assets	$58,200	$71,246	$135,413	$28,997
Shares issued and outstanding ($0.01 par value - 10 billion authorized)	6,076	7,392	14,342	2,718
Net asset value and redemption price per share	$9.58	$9.64	$9.44	$10.67
Maximum offering price per share (1)	$10.14	$10.20	$9.99	$11.29
Class B:
Net assets	$1,421	$2,692	$2,739	$2,545
Shares issued and outstanding ($0.01 par value - 10 billion authorized)	150	281	291	239
Net asset value, offering price, and redemption price per share (2)	$9.49	$9.57	$9.40	$10.63
Class C:
Net assets	$1,054	$3,130	$3,342	$1,388
Shares issued and outstanding ($0.01 par value - 10 billion authorized)	111	326	355	130
Net asset value, offering price, and redemption price per share (2)	$9.49	$9.59	$9.41	$10.66
Class R:
Net assets	$1	$57	$1	$1
Shares issued and outstanding ($0.01 par value - 20 billion authorized)	-	6	-	-
Net asset value, offering price, and redemption price per share	$9.56	$9.61	$9.41	$10.69
Class Y:
Net assets	$27,790	$44,575	$95,664	$49,192
Shares issued and outstanding ($0.01 par value - 10 billion authorized)	2,904	4,626	10,155	4,611
Net asset value, offering price, and redemption price per share	$9.57	$9.64	$9.42	$10.67

(1) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.50%.

(2) Class B and C have a contingent deferred sales charge. For a description of this sales charge, see notes 1 and 3 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Annual Report 2004

Statements of Operations For the fiscal year ended September 30, 2004, in thousands

	Strategy Aggressive Allocation Fund	Strategy Growth Allocation Fund	Strategy Growth & Income Allocation Fund	Strategy Income Allocation Fund
INVESTMENT INCOME:
Income distributions received from underlying affiliated funds	$1,132	$2,203	$5,330	$2,500
Total investment income	1,132	2,203	5,330	2,500
EXPENSES:
Investment advisory fees	230	319	606	188
Co-administration fees and expenses (including transfer agency fees)	325	447	841	267
Custodian fees	9	13	24	7
Directors' fees	2	3	6	2
Registration fees	19	17	21	18
Printing	7	10	19	6
Professional fees	7	9	16	6
Other	3	4	6	3
Distribution and shareholder servicing fees – Class A	151	190	346	79
Distribution and shareholder servicing fees – Class B	11	16	20	16
Distribution and shareholder servicing fees – Class C	10	36	37	17
Distribution and shareholder servicing fees – Class R	2	6	9	2
Total expenses	776	1,070	1,951	611
Less: Fee waiver	(464)	(631)	(1,176)	(385)
Total net expenses	312	439	775	226
Investment income – net	820	1,764	4,555	2,274
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS – NET:
Net realized gain (loss) on investments in affiliated funds	(4,637)	(7,077)	(11,137)	638
Net change in unrealized appreciation or depreciation of investments in affiliated funds	16,106	19,645	30,602	1,009
Net gain on investments	11,469	12,568	19,465	1,647
Net increase in net assets resulting from operations	$12,289	$14,332	$24,020	$3,921

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Annual Report 2004

Statements of Changes in Net Assets in thousands

	Strategy Aggressive Allocation Fund		Strategy Growth Allocation Fund		Strategy Growth & Income Allocation Fund		Strategy Income Allocation Fund
	10/1/03 to 9/30/04	10/1/02 to 9/30/03	10/1/03 to 9/30/04	10/1/02 to 9/30/03	10/1/03 to 9/30/04	10/1/02 to 9/30/03	10/1/03 to 9/30/04	10/1/02 to 9/30/03
OPERATIONS:
Investment income – net	$820	$614	$1,764	$1,594	$4,555	$4,748	$2,274	$1,930
Capital gain distributions received from underlying affiliated funds	-	-	-	13	-	-	-	46
Net realized gain (loss) on investments in affiliated funds	(4,637)	(7,787)	(7,077)	(10,478)	(11,137)	(11,958)	638	(1,281)
Net change in unrealized appreciation or depreciation of investments in affiliated funds	16,106	24,724	19,645	28,766	30,602	40,444	1,009	5,724
Net increase in net assets resulting from operations	12,289	17,551	14,332	19,895	24,020	33,234	3,921	6,419
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income – net: Class A	(490)	(352)	(1,016)	(988)	(2,465)	(2,944)	(910)	(1,133)
Class B	(4)	(1)	(10)	(2)	(21)	(9)	(37)	(15)
Class C	(5)	(1)	(32)	(16)	(38)	(36)	(35)	(25)
Class R	(8)	(6)	(32)	(27)	(68)	(57)	(26)	(29)
Class Y	(305)	(252)	(663)	(558)	(1,937)	(1,696)	(1,251)	(717)
Return of capital: Class A	(3)	-	(3)	-	(9)	-	(4)	(6)
Class B (2)	-	-	-	-	-	-	-	-
Class C (2)	-	-	-	-	-	-	-	-
Class R (2)	-	-	-	-	-	-	-	-
Class Y	(2)	-	(2)	-	(7)	-	(6)	(5)
Total distributions	(817)	(612)	(1,758)	(1,591)	(4,545)	(4,742)	(2,269)	(1,930)
CAPITAL SHARE TRANSACTIONS (1):
Class A:
Proceeds from sales	14,641	15,872	18,719	15,595	26,815	42,880	11,742	12,049
Reinvestment of distributions	488	350	1,009	984	2,461	2,933	875	1,098
Payments for redemptions	(24,324)	(25,338)	(30,958)	(29,638)	(58,512)	(42,608)	(17,007)	(18,432)
Increase (decrease) in net assets from Class A transactions	(9,195)	(9,116)	(11,230)	(13,059)	(29,236)	3,205	(4,390)	(5,285)
Class B:
Proceeds from sales	727	604	1,949	523	1,833	799	1,766	773
Reinvestment of distributions	4	1	10	3	21	8	32	10
Payments for redemptions	(42)	(279)	(122)	(23)	(332)	(70)	(149)	(285)
Increase in net assets from Class B transactions	689	326	1,837	503	1,522	737	1,649	498
Class C:
Proceeds from sales	402	552	829	1,274	1,957	1,181	816	1,105
Reinvestment of distributions	5	1	32	16	37	36	33	21
Payments for redemptions	(255)	(145)	(1,254)	(593)	(2,202)	(651)	(1,058)	(191)
Increase (decrease) in net assets from Class C transactions	152	408	(393)	697	(208)	566	(209)	935
Class R:
Proceeds from sales	343	668	1,502	2,008	764	3,539	658	410
Reinvestment of distributions	8	6	32	26	68	57	26	29
Payments for redemptions	(1,475)	(632)	(4,242)	(429)	(5,936)	(291)	(1,721)	(194)
Increase (decrease) in net assets from Class R transactions	(1,124)	42	(2,708)	1,605	(5,104)	3,305	(1,037)	245
Class Y:
Proceeds from sales	6,210	16,857	7,120	16,889	15,508	49,639	31,253	17,631
Reinvestment of distributions	282	213	663	559	1,921	1,693	1,242	706
Payments for redemptions	(11,935)	(13,779)	(8,719)	(6,401)	(19,431)	(9,692)	(7,412)	(3,978)
Increase (decrease) in net assets from Class Y transactions	(5,443)	3,291	(936)	11,047	(2,002)	41,640	25,083	14,359
Increase (decrease) in net assets from capital share transactions	(14,921)	(5,049)	(13,430)	793	(35,028)	49,453	21,096	10,752
Total increase (decrease) in net assets	(3,449)	11,890	(856)	19,097	(15,553)	77,945	22,748	15,241
Net assets at beginning of period	91,915	80,025	122,556	103,459	252,712	174,767	59,375	44,134
Net assets at end of period	$88,466	$91,915	$121,700	$122,556	$237,159	$252,712	$82,123	$59,375
Undistributed (distributions in excess of) net investment income at end of period	$8	$2	$13	$3	$33	$6	$37	$23

  (1)  See note 4 in Notes to Financial Statements for additional information.

  (2)  For the period 10/1/03 to 9/30/04 and due to the presentation of the financial statements in thousands, the numbers round to zero.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Annual Report 2004

FIRST AMERICAN FUNDS Annual Report 2004

Financial Highlights For a share outstanding throughout the periods ended September 30, unless otherwise indicated.

		Net Asset Value Beginning of Period	Net Investment Income (Loss)	Realized and Unrealized Gains (Losses) on Investments	Dividends from Net Investment Income	Distributions from Capital Gains	Distributions from Return of Capital		Net Asset Value End of Period	Total Return (5)	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets (6)	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers) (6)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)	Portfolio Turnover Rate
Strategy Aggressive Allocation Fund
Class A (1)
2004		$8.49	$0.08	$1.08	$(0.07)	$-	$-	(7)	$9.58	13.72%	$58,200	0.40%	0.83%	0.91%	0.32%	12%
2003		7.01	0.05	1.48	(0.05)	-	-		8.49	21.83	59,895	0.40	0.60	0.92	0.08	20
2002		8.59	0.07	(1.34)	(0.07)	(0.24)	-		7.01	(15.58)	57,711	0.40	0.73	0.95	0.18	18
2001	(2)	8.32	-	0.27	-	-	-		8.59	3.25	85,656	0.57	(0.56)	0.84	(0.83)	27
Class B (1)
2004		$8.45	$(0.01)	$1.10	$(0.05)	$-	$-	(7)	$9.49	12.89%	$1,421	1.15%	(0.09)%	1.66%	(0.60)%	12%
2003		7.00	(0.01)	1.47	(0.01)	-	-		8.45	20.91	651	1.15	(0.15)	1.66	(0.66)	20
2002		8.59	-	(1.34)	(0.01)	(0.24)	-		7.00	(16.22)	251	1.15	(0.04)	1.70	(0.59)	18
2001	(2)	8.32	-	0.27	-	-	-		8.59	3.25	100	-	-	-	-	27
Class C (1)
2004		$8.45	$-	$1.09	$(0.05)	$-	$-	(7)	$9.49	12.88%	$1,054	1.15%	0.01%	1.66%	(0.50)%	12%
2003		7.01	(0.01)	1.46	(0.01)	-	-		8.45	20.74	798	1.15	(0.15)	1.66	(0.66)	20
2002		8.59	-	(1.33)	(0.01)	(0.24)	-		7.01	(16.11)	282	1.15	(0.02)	1.70	(0.59)	18
2001	(2)	8.32	-	0.27	-	-	-		8.59	3.25	71	0.39	(0.39)	0.52	(0.52)	27
Class R
2004	(1) (3)	$8.47	$0.11	$1.05	$(0.07)	$-	$-	(7)	$9.56	13.70%	$1	0.40%	1.13%	0.91%	0.62%	12%
2003	(1)	7.00	0.05	1.47	(0.05)	-	-		8.47	21.73	990	0.40	0.61	0.92	0.09	20
2002	(1)	8.59	0.06	(1.34)	(0.07)	(0.24)	-		7.00	(15.65)	772	0.40	0.76	0.95	0.21	18
2001	(1) (4)	13.93	0.10	(3.16)	(0.09)	(2.19)	-		8.59	(25.77)	-	0.40	0.93	0.82	0.51	27
2000		12.36	0.14	2.62	(0.14)	(1.05)	-		13.93	23.38	88,837	0.34	1.00	0.75	0.59	43
Class Y (1)
2004		$8.48	$0.10	$1.09	$(0.10)	$-	$-	(7)	$9.57	14.02%	$27,790	0.15%	1.08%	0.66%	0.57%	12%
2003		7.01	0.06	1.47	(0.06)	-	-		8.48	21.99	29,581	0.15	0.86	0.67	0.34	20
2002		8.59	0.08	(1.32)	(0.10)	(0.24)	-		7.01	(15.36)	21,009	0.15	0.97	0.70	0.42	18
2001	(2)	8.32	-	0.27	-	-	-		8.59	3.25	2	-	-	-	-	27
Strategy Growth Allocation Fund
Class A (1)
2004		$8.72	$0.13	$0.92	$(0.13)	$-	$-	(7)	$9.64	12.03%	$71,246	0.40%	1.33%	0.89%	0.84%	12%
2003		7.42	0.11	1.30	(0.11)	-	-		8.72	19.06	74,969	0.40	1.30	0.90	0.80	23
2002		9.01	0.14	(1.22)	(0.15)	(0.36)	-		7.42	(13.04)	75,893	0.40	1.56	0.88	1.08	22
2001	(2)	8.77	-	0.24	-	-	-		9.01	2.74	114,716	0.64	(0.60)	0.92	(0.88)	26
Class B (1)
2004		$8.69	$0.04	$0.93	$(0.09)	$-	$-	(7)	$9.57	11.17%	$2,692	1.15%	0.41%	1.64%	(0.08)%	12%
2003		7.40	0.05	1.29	(0.05)	-	-		8.69	18.18	767	1.15	0.49	1.64	-	23
2002		9.01	0.07	(1.21)	(0.11)	(0.36)	-		7.40	(13.65)	182	1.15	0.85	1.63	0.37	22
2001	(2)	8.77	-	0.24	-	-	-		9.01	2.74	-	-	-	-	-	26
Class C (1)
2004		$8.71	$0.05	$0.92	$(0.09)	$-	$-	(7)	$9.59	11.12%	$3,130	1.15%	0.56%	1.64%	0.07%	12%
2003		7.41	0.05	1.30	(0.05)	-	-		8.71	18.24	3,206	1.15	0.55	1.65	0.05	23
2002		9.00	0.07	(1.21)	(0.09)	(0.36)	-		7.41	(13.59)	2,100	1.15	0.84	1.63	0.36	22
2001	(2)	8.77	-	0.23	-	-	-		9.00	2.62	45	0.33	(0.33)	0.55	(0.55)	26
Class R
2004	(1) (3)	$8.69	$0.14	$0.90	$(0.12)	$-	$-	(7)	$9.61	12.03%	$57	0.40%	1.42%	0.89%	0.93%	12%
2003	(1)	7.41	0.11	1.28	(0.11)	-	-		8.69	18.83	2,525	0.40	1.33	0.90	0.83	23
2002	(1)	9.01	0.14	(1.23)	(0.15)	(0.36)	-		7.41	(13.10)	643	0.40	1.67	0.88	1.19	22
2001	(1) (4)	13.21	0.20	(2.54)	(0.18)	(1.68)	-		9.01	(20.22)	-	0.40	1.87	0.81	1.46	26
2000		11.85	0.25	2.00	(0.25)	(0.64)	-		13.21	19.66	109,004	0.34	1.93	0.74	1.53	42
Class Y (1)
2004		$8.71	$0.15	$0.92	$(0.14)	$-	$-	(7)	$9.64	12.34%	$44,575	0.15%	1.57%	0.64%	1.08%	12%
2003		7.41	0.12	1.30	(0.12)	-	-		8.71	19.38	41,089	0.15	1.56	0.65	1.06	23
2002		9.00	0.15	(1.21)	(0.17)	(0.36)	-		7.41	(12.84)	24,641	0.15	1.73	0.63	1.25	22
2001	(2)	8.77	-	0.23	-	-	-		9.00	2.62	14	-	-	-	-	26

  (1)  Net investment income per share was based on average shares outstanding throughout the period.

  (2)  Class of shares has been offered since September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

  (3)  Prior to July 1, 2004, Class R shares were named Class S shares, which had lower fees and expenses.

  (4)  On September 24, 2001, existing shares were designated as Class A shares.

  (5)  Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

  (6)  Expense ratios do not include expenses of the underlying funds.

  (7)  Includes a tax return of capital of less than $0.01.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Annual Report 2004

FIRST AMERICAN FUNDS Annual Report 2004

Financial Highlights For a share outstanding throughout the periods ended September 30, unless otherwise indicated.

		Net Asset Value Beginning of Period	Net Investment Income	Realized and Unrealized Gains (Losses) on Investments	Dividends from Net Investment Income	Distributions from Capital Gains	Distributions from Return of Capital		Net Asset Value End of Period	Total Return (5)	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets (6)	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers) (6)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)	Portfolio Turnover Rate
Strategy Growth & Income Allocation Fund
Class A (1)
2004		$8.73	$0.17	$0.71	$(0.17)	$-	$-	(7)	$9.44	10.09%	$135,413	0.40%	1.80%	0.89%	1.31%	12%
2003		7.67	0.16	1.06	(0.16)	-	-		8.73	16.12	153,238	0.40	2.01	0.89	1.52	19
2002		9.02	0.21	(1.03)	(0.22)	(0.31)	-		7.67	(9.91)	131,338	0.40	2.36	0.83	1.93	20
2001	(2)	8.82	-	0.20	-	-	-		9.02	2.27	200,596	0.56	(0.52)	0.78	(0.74)	32
Class B (1)
2004		$8.70	$0.09	$0.71	$(0.10)	$-	$-	(7)	$9.40	9.23%	$2,739	1.15%	1.00%	1.64%	0.51%	12%
2003		7.65	0.11	1.05	(0.11)	-	-		8.70	15.25	1,114	1.15	1.20	1.63	0.72	19
2002		9.02	0.14	(1.00)	(0.20)	(0.31)	-		7.65	(10.43)	287	1.15	1.64	1.58	1.21	20
2001	(2)	8.82	-	0.20	-	-	-		9.02	2.27	-	-	-	-	-	32
Class C (1)
2004		$8.70	$0.09	$0.72	$(0.10)	$-	$-	(7)	$9.41	9.28%	$3,342	1.15%	1.01%	1.64%	0.52%	12%
2003		7.64	0.11	1.06	(0.11)	-	-		8.70	15.35	3,306	1.15	1.24	1.63	0.76	19
2002		9.02	0.14	(1.02)	(0.19)	(0.31)	-		7.64	(10.57)	2,395	1.15	1.63	1.58	1.20	20
2001	(2)	8.82	-	0.20	-	-	-		9.02	2.27	-	-	-	-	-	32
Class R
2004	(1) (3)	$8.70	$0.18	$0.68	$(0.15)	$-	$-	(7)	$9.41	9.93%	$1	0.40%	1.91%	0.89%	1.42%	12%
2003	(1)	7.64	0.17	1.06	(0.17)	-	-		8.70	16.20	4,760	0.40	1.92	0.88	1.44	19
2002	(1)	9.02	0.21	(1.03)	(0.25)	(0.31)	-		7.64	(10.00)	1,007	0.40	2.62	0.83	2.19	20
2001	(1) (4)	12.02	0.29	(1.84)	(0.26)	(1.19)	-		9.02	(14.40)	-	0.40	2.79	0.79	2.40	32
2000		11.51	0.33	1.31	(0.34)	(0.79)	-		12.02	14.88	233,427	0.34	2.83	0.70	2.47	46
Class Y (1)
2004		$8.71	$0.19	$0.71	$(0.19)	$-	$-	(7)	$9.42	10.39%	$95,664	0.15%	2.05%	0.64%	1.56%	12%
2003		7.65	0.18	1.06	(0.18)	-	-		8.71	16.44	90,294	0.15	2.24	0.63	1.76	19
2002		9.02	0.22	(1.02)	(0.26)	(0.31)	-		7.65	(9.73)	39,740	0.15	2.58	0.58	2.15	20
2001	(2)	8.82	-	0.20	-	-	-		9.02	2.27	-	-	-	-	-	32
Strategy Income Allocation Fund
Class A (1)
2004		$10.29	$0.31	$0.38	$(0.31)	$-	$-	(7)	$10.67	6.75%	$28,997	0.40%	2.92%	0.91%	2.41%	17%
2003		9.47	0.33	0.82	(0.33)	-	-		10.29	12.31	32,254	0.40	3.31	0.94	2.77	20
2002		10.20	0.41	(0.69)	(0.44)	-	(0.01)		9.47	(2.98)	34,725	0.40	4.08	1.04	3.44	23
2001	(2)	10.02	-	0.18	-	-	-		10.20	1.80	47,012	0.55	(0.43)	0.87	(0.75)	30
Class B (1)
2004		$10.26	$0.24	$0.37	$(0.24)	$-	$-	(7)	$10.63	5.94%	$2,545	1.15%	2.23%	1.66%	1.72%	17%
2003		9.45	0.26	0.81	(0.26)	-	-		10.26	11.46	857	1.15	2.50	1.68	1.97	20
2002		10.19	0.35	(0.71)	(0.37)	-	(0.01)		9.45	(3.66)	312	1.15	3.44	1.79	2.80	23
2001	(2)	10.02	-	0.17	-	-	-		10.19	1.70	-	-	-	-	-	30
Class C (1)
2004		$10.28	$0.23	$0.38	$(0.23)	$-	$-	(7)	$10.66	5.95%	$1,388	1.15%	2.14%	1.66%	1.63%	17%
2003		9.46	0.26	0.82	(0.26)	-	-		10.28	11.55	1,558	1.15	2.51	1.68	1.98	20
2002		10.19	0.33	(0.68)	(0.37)	-	(0.01)		9.46	(3.58)	555	1.15	3.24	1.79	2.60	23
2001	(2)	10.02	-	0.17	-	-	-		10.19	1.70	-	-	-	-	-	30
Class R
2004	(1) (3)	$10.29	$0.31	$0.37	$(0.28)	$-	$-	(7)	$10.69	6.64%	$1	0.40%	2.95%	0.91%	2.44%	17%
2003	(1)	9.47	0.33	0.82	(0.33)	-	-		10.29	12.31	1,028	0.40	3.31	0.94	2.77	20
2002	(1)	10.19	0.41	(0.69)	(0.43)	-	(0.01)		9.47	(2.84)	714	0.40	4.26	1.04	3.62	23
2001	(1) (4)	10.48	0.49	(0.33)	(0.45)	-	-		10.19	1.54	-	0.40	4.71	0.92	4.19	30
2000		10.48	0.50	0.22	(0.49)	(0.23)	-		10.48	7.18	54,138	0.33	4.81	0.77	4.37	69
Class Y (1)
2004		$10.29	$0.34	$0.38	$(0.34)	$-	$-	(7)	$10.67	7.02%	$49,192	0.15%	3.17%	0.66%	2.66%	17%
2003		9.47	0.35	0.82	(0.35)	-	-		10.29	12.58	23,678	0.15	3.60	0.69	3.06	20
2002		10.19	0.44	(0.70)	(0.45)	-	(0.01)		9.47	(2.65)	7,828	0.15	4.38	0.79	3.74	23
2001	(2)	10.02	-	0.17	-	-	-		10.19	1.70	-	-	-	-	-	30

  (1)  Net investment income per share was based on average shares outstanding throughout the period.

  (2)  Class of shares has been offered since September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

  (3)  Prior to July 1, 2004, Class R shares were named Class S shares, which had lower fees and expenses.

  (4)  On September 24, 2001, existing shares were designated as Class A shares.

  (5)  Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

  (6)  Expense ratios do not include expenses of the underlying funds.

  (7)  Includes a tax return of capital of less than $0.01.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Annual Report 2004

FIRST AMERICAN FUNDS Annual Report 2004

Notes to Financial Statements  September 30, 2004

1  >  Organization

The Strategy Aggressive Allocation, Strategy Growth Allocation, Strategy Growth & Income Allocation, and Strategy Income Allocation Funds (each a "Fund" and collectively, the "Funds") are mutual funds offered by First American Strategy Funds, Inc. ("FASF"), which is a member of the First American Family of Funds. FASF is registered under the Investment Company Act of 1940, as amended, as an open-end investment management company. The Funds invest in First American Funds, Inc. ("FAF") and First American Investment Funds, Inc. ("FAIF") in a "Fund of Funds" structure. FASF's articles of incorporation permit the board of directors to create additional funds and classes in the future.

FASF offers Class A, Class B, Class C, Class R, and Class Y shares. Prior to July 1, 2004 Class R shares were named Class S shares. Class A shares are sold with a front-end sales charge. Class B shares are subject to a contingent deferred sales charge for six years and automatically convert to Class A shares after eight years. Class C shares are subject to a contingent deferred sales charge for 12 months, and will not convert to Class A shares. Class R shares have no sales charge and are offered only through certain tax-deferred retirement plans. Class Y shares have no sales charge and are offered only to qualifying institutional investors and certain other qualifying accounts.

The Funds' prospectuses provide descriptions of each Fund's investment objective, principal investment strategies and principal risks. All classes of shares in a Fund have identical voting, dividend, liquidation, and other rights, and the same terms and conditions, except that the level of distribution and shareholder servicing fees charged may differ among classes. Each class has exclusive voting rights on any matters relating to that class' servicing or distribution arrangements.

2  >  Summary of Significant Accounting Policies

The significant accounting policies followed by the Funds are as follows:

SECURITY VALUATION – Investments in open-end mutual funds are valued at the respective net asset value of each underlying fund on the valuation date.

SECURITY TRANSACTIONS AND INVESTMENT INCOME – The Funds record security transactions on the trade date of the security purchase or sale. Income and capital gain distributions from underlying funds are recorded on the ex-dividend date. Security gains and losses are determined on the basis of identified cost, which is the same basis used for federal income tax purposes.

DISTRIBUTIONS TO SHAREHOLDERS – Distributions from net investment income are declared and paid monthly. Any net realized capital gains on sales of a Fund's securities and any capital gain distributions received from the underlying funds are distributed to shareholders at least annually.

FEDERAL TAXES – Each Fund is treated as a separate taxable entity. Each Fund intends to continue to qualify as a regulated investment company as provided in Subchapter M of the Internal Revenue Code, as amended, and to distribute all taxable income, if any, to its shareholders. Accordingly, no provision for federal income taxes is required.

Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book/tax differences. These differences are primarily due to post-October losses, losses deferred from wash sales, sales of Real Estate Investment Trusts ("REITs"), and return of capital distributions. To the extent these differences are permanent, reclassifications are made to the appropriate equity accounts in the period that the differences arise.

FIRST AMERICAN FUNDS Annual Report 2004

On the Statement of Assets and Liabilities the following reclassifications were made (000):

Fund	Accumulated Net Realized Gain (Loss)	Undistributed Net Investment Income	Additional Paid in Capital
Strategy Aggressive Allocation Fund	$2	$3	$(5)
Strategy Growth Allocation Fund	-	5	(5)
Strategy Growth & Income Allocation Fund	-	17	(17)
Strategy Income Allocation Fund	2	9	(11)

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal year in which the amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund. The distributions paid during the fiscal years ended September 30, 2004 and September 30, 2003, were characterized as follows (000):

	2004
Fund	Ordinary Income	Long Term Gain	Return Of Capital	Total
Strategy Aggressive Allocation Fund	$812	$-	$5	$817
Strategy Growth Allocation Fund	1,753	-	5	1,758
Strategy Growth & Income Allocation Fund	4,528	-	17	4,545
Strategy Income Allocation Fund	2,258	-	11	2,269
	2003
Fund	Ordinary Income	Long Term Gain	Return Of Capital	Total
Strategy Aggressive Allocation Fund	$612	$-	$-	$612
Strategy Growth Allocation Fund	1,591	-	-	1,591
Strategy Growth & Income Allocation Fund	4,742	-	-	4,742
Strategy Income Allocation Fund	1,919	-	11	1,930

As of September 30, 2004, the components of accumulated earnings (deficit) on a tax basis were as follows (000):

	Undistributed Ordinary Income	Accumulated Capital and Post-October Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
Strategy Aggressive Allocation Fund	$-	$(35,624)	$(2,345)	$(37,969)
Strategy Growth Allocation Fund	-	(17,687)	(7,231)	(24,918)
Strategy Growth & Income Allocation Fund	-	(27,600)	(3,191)	(30,791)
Strategy Income Allocation Fund	-	(1,984)	65	(1,919)

The differences between book and tax-basis unrealized appreciation (depreciation) are primarily due to the tax deferral of losses on wash sales and return of capital distributions related to REIT investments by the affiliated funds.

As of September 30, 2004, the following Funds had capital loss carryforwards (000):

	Expiration Year
Fund	2008	2009	2010	2011	2012	Total
Strategy Aggressive Allocation Fund	$2,845	$2,998	$745	$17,039	$10,046	$33,673
Strategy Growth Allocation Fund	-	-	8	2,206	11,286	13,500
Strategy Growth & Income Allocation Fund	-	-	44	1,447	20,056	21,547
Strategy Income Allocation Fund	63	1,026	-	550	345	1,984

In accordance with Section 382 of the Internal Revenue Code, utilization of the capital loss carryforwards for Strategy Aggressive Allocation is limited to $1,574,876 per tax year for a portion of Strategy Aggressive Allocation's capital loss carryover.

FIRST AMERICAN FUNDS Annual Report 2004

Notes to Financial Statements  September 30, 2004

Certain Funds incurred a loss for tax purposes for the period from November 1, 2003 to September 30, 2004. As permitted by tax regulations, the Funds intend to elect to defer and treat these losses as arising in the fiscal year ending September 30, 2005. The Funds had the following deferred losses (000):

Fund	Amount
Strategy Aggressive Allocation Fund	$1,951
Strategy Growth Allocation Fund	4,187
Strategy Growth & Income Allocation Fund	6,053
Strategy Income Allocation Fund	-

EXPENSES – Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are allocated to the Funds on the basis of relative net assets of all Funds within the First American Fund complex. Class specific expenses, such as 12b-1 fees, are borne by that class. Income, other expenses, and realized and unrealized gains and losses of a Fund are allocated to each respective class in proportion to the relative net assets of each class.

INTERFUND LENDING PROGRAM – Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds, along with other registered investment companies in the First American Family of Funds, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Funds to borrow from, or lend money to, other participating Funds. The Funds did not have any interfund lending transactions during the fiscal year ended September 30, 2004.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS – The preparation of financial statements, in conformity with U.S. generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amount of net assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.

3  >  Fees and Expenses

ADVISORY FEES – Pursuant to an investment advisory agreement (the "Agreement"), U.S. Bancorp Asset Management, Inc. ("USBAM") manages each Fund's assets and furnishes related office facilities, equipment, research and personnel. The Agreement requires each Fund to pay USBAM a monthly fee based upon average daily net assets. The annual fee for each Fund is 0.25%. USBAM voluntarily waived fees during the fiscal year ended September 30, 2004 so that each Fund's total operating expenses, as a percentage of average daily net assets, did not exceed 0.40% for Class A shares, 1.15% for Class B shares, 1.15% for Class C shares, 0.65% for Class R Shares, and 0.15% for Class Y shares. Prior to July 1, 2004, Class R shares were designated Class S shares, which had lower fees and expenses. During the period from October 1, 2003 to June 30, 2004, USBAM voluntarily waived fees for this class so that total operating expenses, as a percent of average daily net assets, did not exceed 0.40%.

CO-ADMINISTRATION FEES – USBAM and U.S. Bancorp Fund Services, LLC ("USBFS") (collectively, the "Administrators") serve as co-administrators pursuant to a co-administration agreement between the Administrators and the Funds. USBAM is a subsidiary of U.S. Bank National Association ("U.S. Bank"). Both U.S. Bank and USBFS are direct subsidiaries of U.S. Bancorp. Under the co-administration agreement, the Administrators are compensated to provide, or compensate other entities to provide, services to the Funds. These services include various legal, oversight and administrative services, accounting services, transfer agency and dividend disbursing services, and shareholder services. The Funds pay the Administrators at an annual rate, calculated daily and paid monthly, based on the average daily net assets of all open-end mutual funds in the First American Family of Funds, equal to each Fund's pro rata share of an amount equal to 0.25% of the aggregate average daily net assets up to $8 billion, 0.235% of the next $17 billion of the aggregate average daily net assets, 0.22% of the next $25 billion of the aggregate average daily net assets, and 0.20% of the aggregate average daily net assets in excess of $50 billion. FASF pays transfer agent fees of $18,500 per share class and additional per account fees for transfer agent services. These fees are allocated to each Fund based upon the Fund's pro rata share of the aggregate average daily net assets of the Funds that comprise FASF. USBAM has voluntarily waived fees during the fiscal year ended September 30, 2004 so that total fund operating expenses did not exceed expense limitations described above under, "Notes to Financial Statements – Fees and Expenses – Advisory Fees."

FIRST AMERICAN FUNDS Annual Report 2004

For the fiscal year ended September 30, 2004, administration fees paid to USBAM and USBFS by the Funds included in this annual report were as follows (000):

Fund	Amount
Strategy Aggressive Allocation Fund	$314
Strategy Growth Allocation Fund	436
Strategy Growth & Income Allocation Fund	827
Strategy Income Allocation Fund	257

CUSTODIAN FEES – U.S. Bank serves as the Fund's custodian pursuant to a custodian agreement with FASF. The fee for each fund is equal to an annual rate of 0.01% of average daily net assets. All fees are computed daily and paid monthly.

DISTRIBUTION AND SHAREHOLDER SERVICING FEES – Quasar Distributors, LLC, ("Quasar"), a subsidiary of U.S. Bancorp, serves as the distributor of the Funds pursuant to a distribution agreement with FASF. Under the distribution agreement each Fund pays Quasar a monthly distribution and/or shareholder servicing fee equal to an annual rate of 0.25%, 1.00%, 1.00%, and 0.50% of each Fund's average daily net assets of the class A shares, Class B shares, Class C shares and Class R shares, respectively. No distribution or shareholder servicing fees are paid by Class Y shares. These fees may be used by Quasar to provide compensation for sales support, distribution activities, or shareholder servicing activities.

FASF has also adopted and entered into a shareholder servicing plan and agreement with USBAM with respect to the Funds' Class R shares. Each Fund pays USBAM a monthly shareholder servicing fee equal to an annual rate of 0.15% of each Fund's average daily net assets of the Class R shares. USBAM is currently waiving all fees under this plan and agreement. This waiver may be discontinued at any time.

Under these distribution and shareholder servicing agreements, the following amounts were retained by Quasar and USBAM or paid to affiliates of USBAM for the fiscal year ended September 30, 2004 (000):

Fund	Amount
Strategy Aggressive Allocation Fund	$154
Strategy Growth Allocation Fund	213
Strategy Growth & Income Allocation Fund	370
Strategy Income Allocation Fund	88

OTHER FEES – In addition to the investment advisory fees, custodian fees, distribution and shareholder servicing fees, and co-administration fees, each Fund is responsible for paying most other operating expenses including fees and expenses of independent directors, registration fees, printing of shareholder reports, legal, auditing, insurance and other miscellaneous expenses. In addition to each Fund's direct expenses as described above, Fund shareholders also bear a proportionate share of the underlying funds' expenses. For the fiscal year ended September 30, 2004, legal fees and expenses were paid to a law firm of which the Secretary and two Assistant Secretaries of the Funds are partners.

SALES CHARGES – A contingent deferred sales charge ("CDSC") is imposed on redemptions made in Class B shares. The CDSC varies depending on the number of years from time of payment for the purchase of Class B shares until the redemption of such shares. Class B shares automatically convert to Class A shares after eight years.

Year Since Purchase	Contingent Deferred Sales Charge As a Percentage of Dollar Amount Subject to Charge
First	5.00%
Second	5.00%
Third	4.00%
Fourth	3.00%
Fifth	2.00%
Sixth	1.00%
Seventh	-
Eighth	-

A CDSC of 1.00% is imposed on redemptions made in Class C shares for the first twelve months.

The CDSC for Class B and Class C shares is imposed on the value of the purchased shares, or the value at the time of redemption, whichever is less.

For the fiscal year ended September 30, 2004, total sales charges retained by affiliates of USBAM for distributing the Funds' shares were as follows (000):

Fund	Amount
Strategy Aggressive Allocation Fund	$106
Strategy Growth Allocation Fund	323
Strategy Growth & Income Allocation Fund	332
Strategy Income Allocation Fund	202

FIRST AMERICAN FUNDS Annual Report 2004

Notes to Financial Statements  September 30, 2004

4  >  Capital Share Transactions

FASF has 10 trillion shares of $0.01 par value capital stock authorized. Capital share transactions for the Funds were as follows (000):

	Strategy Aggressive Allocation Fund		Strategy Growth Allocation Fund		Strategy Growth & Income Allocation Fund		Strategy Income Allocation Fund
	10/1/03 To 9/30/04	10/1/02 to 9/30/03	10/1/03 to 9/30/04	10/1/02 to 9/30/03	10/1/03 To 9/30/04	10/1/02 to 9/30/03	10/1/03 To 9/30/04	10/1/02 to 9/30/03
Class A:
Shares issued	1,547	2,069	1,965	1,945	2,863	5,269	1,108	1,224
Shares issued in lieu of cash distributions	52	46	107	123	264	358	83	111
Shares redeemed	(2,579)	(3,292)	(3,282)	(3,693)	(6,337)	(5,202)	(1,606)	(1,869)
Total Class A transactions	(980)	(1,177)	(1,210)	(1,625)	(3,210)	425	(415)	(534)
Class B:
Shares issued	77	80	205	66	197	98	167	77
Shares issued in lieu of cash distributions	-	-	1	-	2	1	3	1
Shares redeemed	(4)	(39)	(13)	(3)	(36)	(9)	(14)	(28)
Total Class B transactions	73	41	193	63	163	90	156	50
Class C:
Shares issued	43	73	87	157	209	143	76	110
Shares issued in lieu of cash distributions	1	-	4	2	4	4	3	2
Shares redeemed	(27)	(19)	(133)	(74)	(238)	(80)	(101)	(19)
Total Class C transactions	17	54	(42)	85	(25)	67	(22)	93
Class R:
Shares issued	36	89	156	255	82	443	61	42
Shares issued in lieu of cash distributions	1	1	3	3	7	7	3	3
Shares redeemed	(154)	(83)	(444)	(54)	(636)	(35)	(164)	(20)
Total Class R transactions	(117)	7	(285)	204	(547)	415	(100)	25
Class Y:
Shares issued	658	2,243	751	2,136	1,664	6,153	2,894	1,803
Shares issued in lieu of cash distributions	30	28	71	69	206	206	117	71
Shares redeemed	(1,272)	(1,781)	(915)	(810)	(2,080)	(1,187)	(701)	(400)
Total Class Y transactions	(584)	490	(93)	1,395	(210)	5,172	2,310	1,474
Net Increase (decrease) in capital shares	(1,591)	(585)	(1,437)	122	(3,829)	6,169	1,929	1,108

FIRST AMERICAN FUNDS Annual Report 2004

5  >  Investment Security Transactions

During the fiscal year ended September 30, 2004, purchases of securities and proceeds from sales of securities, other than temporary investments in short-term securities, were as follows (000):

Fund	Purchases	Sales
Strategy Aggressive Allocation Fund	$10,805	$27,230
Strategy Growth Allocation Fund	14,524	27,793
Strategy Growth & Income Allocation Fund	29,784	66,648
Strategy Income Allocation Fund	32,239	12,291

The aggregate gross unrealized appreciation and depreciation of securities held by the Funds and the total cost of securities for federal income tax purposes at September 30, 2004 were as follows (000):

Fund	Aggregate Gross Appreciation	Aggregate Gross Depreciation	Net	Federal Income Tax Cost
Strategy Aggressive Allocation Fund	$7,900	$(10,245)	$(2,345)	$90,869
Strategy Growth Allocation Fund	9,748	(16,979)	(7,231)	129,290
Strategy Growth & Income Allocation Fund	19,291	(22,482)	(3,191)	240,111
Strategy Income Allocation Fund	3,646	(3,581)	65	81,995

6  >  Indemnifications

The Funds enter into contracts that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

FIRST AMERICAN FUNDS Annual Report 2004

NOTICE TO SHAREHOLDERS September 30, 2004 (unaudited)

TAX INFORMATION

The information set forth below is for each Fund's fiscal year as required by federal laws. Most shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of a Fund. Accordingly, the information needed by shareholders for income tax purposes will be sent in early 2005 on Form 1099. Please consult your tax advisor for proper treatment of this information.

Dear First American Shareholders:

For the fiscal year ended September 30, 2004, each Fund has designated long-term capital gain dividends, dividends qualifying for the corporate dividends received deduction, and qualified dividend income with regard to distributions paid during the year as follows:

Fund	Long Term Capital Gains Distributions (Tax Basis) (a)	Ordinary Income Distributions (Tax Basis) (b)	Return of Capital Distributions	Total Distributions (Tax Basis)	Corporate Dividends Received Deduction (c)	Qualified Dividend Income (c)(d)
Strategy Aggressive Allocation Fund	-%	99.44%	0.56%	100%	31%	31%
Strategy Growth Allocation Fund	-	99.75	0.25	100	23	22
Strategy Growth & Income Allocation Fund	-	99.63	0.37	100	18	18
Strategy Income Allocation Fund	-	99.50	0.50	100	14	13

(a) and (b) are based on a percentage of the Fund's total distributions.

(c) is based on a percentage of ordinary income distributions of the Fund.

(d) For the fiscal year ended September 30, 2004 certain dividends paid by the funds may be subject to a maximum tax rate of 15%, as provided for by the Internal Revenue Code 1(h). The Funds intend to designate the maximum amounts as taxed at a maximum rate of 15%. Complete information will be computed and reported in conjunction with your 2004 Form 1099-Div. As of September 30, 2004, for the calendar year to date, qualified dividend income as a percentage of ordinary income distributions for each Fund was as follows: Strategy Aggressive Allocation, 53%; Strategy Growth Allocation, 27%; Strategy Growth & Income Allocation, 18%; and Strategy Income Allocation, 13%.

HOW TO OBTAIN A COPY OF THE FUNDS' PROXY VOTING POLICIES AND PROXY VOTING RECORD

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, as well as information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (1) without charge upon request by calling 800.677.FUND; (2) at firstamericanfunds.com; and (3) on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION

Beginning with the quarter ending December 31, 2004, each Fund will file its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the Securities and Exchange Commission on Form N-Q. The Funds' Forms N-Q will be available (1) without charge upon request by calling 800.677.FUND; (2) at firstamericanfunds.com; and (3) on the U.S. Securities and Exchange Commission's website at http://www.sec.gov. In addition, you may review and copy the Funds' Forms N-Q at the Commission's Public Reference Room in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330.

FIRST AMERICAN FUNDS Annual Report 2004

Directors and Officers of the Funds

Independent Directors

Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director †
Benjamin R. Field III, P.O. Box 1329, Minneapolis, MN 55440-1329 (1938)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Director of FASF, since September 2003	Retired; Senior Financial Advisor, Bemis Company, Inc. from May 2002 through June 2004; Senior Vice President, Chief Financial Officer & Treasurer, Bemis, through April 2002.	First American Funds Complex: eleven registered investment companies, including fifty-six portfolios	None

Mickey P. Foret, P.O. Box 1329, Minneapolis, MN 55440-1329 (1945)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Director of FASF since September 2003	Consultant to Northwest Airlines, Inc. since 2002; Executive Vice President and Chief Financial Officer, Northwest Airlines, through 2002.	First American Funds Complex: eleven registered investment companies, including fifty-six portfolios	ADC Telecommunications, Inc. Champion Airlines, Inc. MAIR Holdings Inc. (a holding company for regional air carriers) URS Corporation (an engineering firm)

Roger A. Gibson, P.O. Box 1329, Minneapolis, MN 55440-1329 (1946)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Director of FASF since October 1997	Retired; Vice President, Cargo–United Airlines, from July 2001 through July 2004; Vice President, North America–Mountain Region for United Airlines, prior to July 2001.	First American Funds Complex: eleven registered investment companies, including fifty-six portfolios	None

Victoria J. Herget, P.O. Box 1329, Minneapolis, MN 55440-1329 (1951)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Director of FASF since September 2003	Investment consultant and non-profit board member since 2001; Managing Director of Zurich Scudder Investments through 2001.	First American Funds Complex: eleven registered investment companies, including fifty-six portfolios	None

Leonard W. Kedrowski, P.O. Box 1329, Minneapolis, MN 55440-1329 (1941)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Director of FASF since June 1996	Owner, Executive and Management Consulting, Inc., a management consulting firm; Board member, GC McGuiggan Corporation (dba Smyth Companies), a label printer; former Chief Executive Officer, Creative Promotions International, LLC, a promotional award programs and products company, through October 2003; Advisory Board member, Designer Doors, manufacturer of designer doors, through 2002.	First American Funds Complex: eleven registered investment companies, including fifty-six portfolios	None

Richard K. Riederer, P.O. Box 1329, Minneapolis, MN 55440-1329 (1944)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Director of FASF since August 2001	Retired; Director, President and Chief Executive Officer, Weirton Steel through 2001.	First American Funds Complex: eleven registered investment companies, including fifty-six portfolios	None

FIRST AMERICAN FUNDS Annual Report 2004

NOTICE TO SHAREHOLDERS September 30, 2004 (unaudited)

Independent Directors - continued

Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director †
Joseph D. Strauss, P.O. Box 1329, Minneapolis, MN 55440-1329 (1940)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Director of FASF since June 1996	Owner, Chairman and Chief Executive Officer, Excensus(TM), LLC, a consulting firm, since 2001; owner and President, Strauss Management Company, a Minnesota holding company for various organizational management business ventures; owner, Chairman and Chief Executive Officer, Community Resource Partnerships, Inc., a strategic planning, operations management, government relations, transportation planning and public relations organization; attorney at law.	First American Funds Complex: eleven registered investment companies, including fifty-six portfolios	None

Virginia L. Stringer, P.O. Box 1329, Minneapolis, MN 55440-1329 (1944)	Chair; Director	Chair Term three years. Director Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Chair of FASF's Board since September 1997; Director of FASF since June 1996	Owner and President, Strategic Management Resources, Inc., a management consulting firm; Executive Consultant to State Farm Insurance Company.	First American Funds Complex: eleven registered investment companies, including fifty-six portfolios	None

James M. Wade, P.O. Box 1329, Minneapolis, MN 55440-1329 (1943)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Director of FASF since August 2001	Owner and President, Jim Wade Homes, a homebuilding company, since 1999.	First American Funds Complex: eleven registered investment companies, including fifty-six portfolios	None

†  Includes only directorships in a company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act or subject to the requirements of Section 15(d) of the Securities Exchange Act, or any company registered as an investment company under the Investment Company Act.

The Statement of Additional Information (SAI) includes additional information about fund directors and is available upon request without charge by calling 800-677-FUND or writing to First American Funds, P.O. Box 1330, Minneapolis, Minnesota, 55440-1330.

FIRST AMERICAN FUNDS Annual Report 2004

Officers

Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Thomas S. Schreier, Jr., U.S. Bancorp Asset Management, Inc., 800 Nicollet Mall, Minneapolis, MN 55402 (1962) *	President	Re-elected by the Board annually; President of FASF since February 2001	Chief Executive Officer of the Advisor since May 2001; prior thereto, Chief Executive Officer of First American Asset Management since December 2000 and of Firstar Investment & Research Management Company ("FIRMCO") since February 2001; Senior Managing Director and Head of Equity Research of U.S. Bancorp Piper Jaffray from October 1998 through December 2000; prior to October 1998, Senior Airline Equity Analyst and a Director in the Equity Research Department of Credit Suisse First Boston.

Mark S. Jordahl, U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall, Minneapolis, MN 55402 (1960) *	Vice President – Investments	Re-elected by the Board annually; Vice President – Investments of FASF since September 2001	Chief Investment Officer of U.S. Bancorp Asset Management, Inc. since September 2001; President and Chief Investment Officer, ING Investment Management – Americas, September 2000 to June 2001; Senior Vice President and Chief Investment Officer, ReliaStar Financial Corp., January 1998 to September 2000.

Jeffery M. Wilson, U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall, Minneapolis, MN 55402 (1956) *	Vice President – Administration	Re-elected by the Board annually; Vice President – Administration of FASF since March 2000	Senior Vice President of U.S. Bancorp Asset Management, Inc. since May 2001; prior thereto, Senior Vice President of First American Asset Management.

Joseph M. Ulrey III, U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall, Minneapolis, MN 55402 (1958) *	Treasurer	Re-elected by the Board annually; Treasurer of FASF since December 2003	Chief Financial Officer since September 2004 and Senior Managing Director, Fund Treasury, since December 2003 and Senior Managing Director, Risk Management and Quantitative Analysis, since May 2001, U.S. Bancorp Asset Management, Inc. ("USBAM"); from May 2001 through December 2001, Senior Managing Director, Securities Lending and Money Market Funds, USBAM; prior thereto, Senior Managing Director, Securities Lending and Money Market Funds, First American Asset Management.

Douglas A. Paul, U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall, Minneapolis, MN 55402 (1947) *	Chief Compliance Officer	Re-elected by the Board Annually; Chief Compliance Officer of FASF since June 2004	Chief Compliance Officer of U.S. Bancorp Asset Management, Inc. since June 2004; prior thereto, Partner, Kirkpatrick & Lockhart LLP since March 2000; prior thereto, Director of Compliance, Associate General Counsel, Vice President, American Century Investments.

Kathleen L. Prudhomme, U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1953) *	Assistant Secretary	Re-elected by the Board annually; Assistant Secretary of FASF since September 1998	Deputy General Counsel, U.S. Bancorp Asset Management, Inc. since November 2004; prior thereto, Partner, Dorsey & Whitney LLP, a Minneapolis-based law firm.

James D. Alt, 50 South Sixth Street, Suite 1500, Minneapolis, MN 55402 (1951)	Secretary	Re-elected by the Board annually; Assistant Secretary of FASF from September 1998 through June 2002. Secretary of FASF since June 2002	Partner, Dorsey & Whitney LLP, a Minneapolis-based law firm.

Michael J. Radmer, 50 South Sixth Street, Suite 1500, Minneapolis, MN 55402 (1945)	Assistant Secretary	Re-elected by the Board annually; Assistant Secretary of FASF since March 2000; Secretary of FASF from September 1999 through March 2000	Partner, Dorsey & Whitney LLP, a Minneapolis-based law firm.

James R. Arnold, 615 E. Michigan Street, Milwaukee, WI 53202 (1957) *	Assistant Secretary	Re-elected by the Board annually; Assistant Secretary of FASF since June 2003	Vice President, U.S. Bancorp Fund Services, LLC since March 2002; Senior Administration Services Manager, UMB Fund Services, Inc. through March 2002.

Douglas G. Hess, 615 E. Michigan Street, Milwaukee, WI 53202 (1967) *	Assistant Secretary	Re-elected by the Board annually; Assistant Secretary of FASF since September 2001	Vice President, U.S. Bancorp Fund Services, LLC.

*  Messrs. Schreier, Jordahl, Wilson, Ulrey, Paul and Ms. Prudhomme are each officers of U.S. Bancorp Asset Management, Inc., which serves as investment advisor and co-administrator for FASF. Messrs. Hess and Arnold are officers of U.S. Bancorp Fund Services, LLC, which is a subsidiary of U.S. Bancorp and which serves as co-administrator for FASF.

FIRST AMERICAN FUNDS Annual Report 2004

Board of Directors  First American Strategy Funds, Inc.

Virginia Stringer

Chairperson of First American Strategy Funds, Inc.

Owner and President of Strategic Management Resources, Inc.

Benjamin Field III

Director of First American Strategy Funds, Inc.

Retired; former Senior Financial Advisor, Senior Vice President, Chief Financial Officer, and Treasurer of
Bemis Company, Inc.

Mickey Foret

Director of First American Strategy Funds, Inc.

Consultant to, and formerly Executive Vice President and Chief Financial Officer of, Northwest Airlines, Inc.

Roger Gibson

Director of First American Strategy Funds, Inc.

Retired; former Vice President of Cargo-United Airlines

Victoria Herget

Director of First American Strategy Funds, Inc.

Investment Consultant; former Managing Director of Zurich Scudder Investments

Leonard Kedrowski

Director of First American Strategy Funds, Inc.

Owner and President of Executive and Management Consulting, Inc.

Richard Riederer

Director of First American Strategy Funds, Inc.

Retired; former President and Chief Executive Officer of Weirton Steel

Joseph Strauss

Director of First American Strategy Funds, Inc.

Owner and President of Strauss Management Company

James Wade

Director of First American Strategy Funds, Inc.

Owner and President of Jim Wade Homes

First American Strategy Funds’ Board of Directors is comprised entirely of independent directors.

Direct fund correspondence to:

First American Funds

P.O. Box 1330

Minneapolis, MN 55440-1330

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. Further, there is no assurance that certain securities will remain in or out of each fund’s portfolio.  The views expressed in this report reflect those of the portfolio managers only through the period ended September 30, 2004.  The portfolio managers’ views are subject to change at any time based upon market or other conditions.

This report is for the information of shareholders of the First American Strategy Funds, Inc. It may also be used as sales literature when preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, and charges and expenses of the Funds.  Read the prospectus carefully before investing.

The figures in this report represent past performance and do not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

INVESTMENT ADVISOR

U.S. Bancorp Asset Management, Inc.

800 Nicollet Mall

Minneapolis, Minnesota 55402

CO-ADMINISTRATORS

U.S. Bancorp Asset Management, Inc.

800 Nicollet Mall

Minneapolis, Minnesota 55402

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

CUSTODIAN

U.S. Bank National Association

180 East Fifth Street

St. Paul, Minnesota 55101

DISTRIBUTOR

Quasar Distributors, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP

220 South Sixth Street

Suite 1400

Minneapolis, Minnesota 55402

COUNSEL

Dorsey & Whitney LLP

50 South Sixth Street

Suite 1500

Minneapolis, Minnesota 55402

First American Funds

P.O. Box 1330

Minneapolis, MN 55440-1330

In an attempt to reduce shareholder costs and help eliminate duplication, First American Funds will try to limit their mailing to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call First American Investor Services at 800.677.FUND or visit firstamericanfunds.com.

0385-04      11/2004     AR-LIFECYCLE

Item 2—Code of Ethics - Did registrant adopt a code of ethics, as of the end of the period covered by this report, that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party? If not, why not? Briefly describe any amendments or waivers that occurred during the period. State here if code of ethics/amendments/waivers are on website and give website address. State here if fund will send code of ethics to shareholders without charge upon request.

Response: The registrant has adopted a code of ethics (designated as the “Code of Ethical Conduct”) that applies to its principal executive officer and principal financial officer.  The registrant undertakes to furnish a copy of such Code of Ethical Conduct to any person upon request, without charge, by calling 1-800-677-3863.

Item 3—Audit Committee Financial Expert - Did the registrant’s board of directors determine that the registrant either: (i) has at least one audit committee financial expert serving on its audit committee; or (ii) does not have an audit committee financial expert serving on its audit committee? If yes, disclose name of financial expert and whether he/she is “independent,” (fund may, but is not required, to disclose name/independence of more than one financial expert) If no, explain why not.

Response: The registrant’s Board of Directors has determined that Leonard Kedrowski, Benjamin Field, and Mickey Foret, members of the registrant’s Audit Committee, are each an “audit committee financial expert” and are “independent,” as these terms are defined in this Item.  This designation will not increase the designees’ duties, obligations or liability as compared to their duties, obligations and liability as members of the Audit Committee and of the Board of Directors.

Item 4—Principal Accountant Fees and Services – Only disclosed annually.

(a)          Audit Fees - Disclose aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

Response: Ernst & Young LLP (“E&Y”) billed the registrant audit fees totaling $10,296 in the fiscal year ended September 30, 2004 and $7,606 in the fiscal year ended September 30, 2003, including fees associated with the annual audit, SEC Rule 17f-2 security count filings and filings of the registrant’s Form NCSR.

(b)         Audit-Related Fees - Disclose aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Response: Ernst & Young LLP (“E&Y”) billed the registrant audit-related fees totaling $581 in the fiscal year ended September 30, 2004 and $0 in the fiscal year ended September 30, 2003, for professional services associated with                             .

(c)          Tax Fees - Disclose aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Response: E&Y billed the registrant fees of $1,873 in the fiscal year ended September 30, 2004 and $3,239 in the fiscal year ended September 30, 2003 for tax services, including tax compliance, tax advice and tax planning.  Tax compliance, tax advice and tax planning services primarily relate to preparation of original and amended tax returns, timely RIC qualification reviews, and tax distribution analysis and planning.

(d)         All Other Fees - Disclose aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Response: There were no fees billed by E&Y for other services to the registrant during the fiscal years ended September 30, 2003 and 2004.

(e)(1) Disclose the audit committee’s pre-approval policies and procedures pursuant to paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Response: Set forth below are the audit committee’s pre-approval policies and procedures pursuant to paragraph (c)(7) of Rule 2-01 of Regulation S-X:

Audit Committee policy regarding pre-approval of services provided by the Independent Auditor

The Audit Committee of the First American Funds has responsibility for ensuring that all services performed by the independent audit firm for the funds do not impair the firm’s independence.  This review is intended to provide reasonable oversight without removing management from its responsibility for day-to-day operations.  In this regard, the Audit Committee should:

•                                          Understand the nature of the professional services expected to be provided and their impact on auditor independence and audit quality

•                                          Examine and evaluate the safeguards put into place by the Company and the auditor to safeguard independence

•                                          Meet quarterly with the partner of the independent audit firm

•                                          Consider approving categories of service that are not deemed to impair independence for a one-year period

It is important that a qualitative rather than a mere quantitative evaluation be performed by the Committee in discharging its responsibilities.

Policy for Audit and Non-Audit Services Provided to the Funds

On an annual basis, the Audit Committee of the First American Funds (“Committee”) will review and consider whether to pre-approve the financial plan for audit fees as well as categories of audit-related and non-audit services that may be performed by the Fund’s independent audit firm directly for the Funds.  At least annually the Committee will receive a report from the independent audit firm of all audit and non-audit services, which were approved during the year.

The engagement of the independent audit firm for any non-audit service requires the written pre-approval of the Treasurer of the Funds and all non-audit services performed by the independent audit firm will be disclosed in the required SEC periodic filings.

In connection with the Audit Committee review and pre-approval responsibilities, the review by the Audit Committee will consist of the following:

Audit Services

The categories of audit services and related fees to be reviewed and considered for pre-approval annually by the Committee or its delegate include the following:

•                                          Annual Fund financial statement audits

•                                          Seed audits (related to new product filings, as required)

•                                          SEC and regulatory filings and consents

Audit-related Services

In addition, the following categories of audit-related services are deemed to be consistent with the role of the independent firm and, as such, will be considered for pre-approval by the Committee or its delegate, on an annual basis.

•                                          Accounting consultations

•                                          Fund merger support services

•                                          Other accounting related matters

•                                          Agreed Upon Procedure Reports

•                                          Attestation Reports

•                                          Other Internal Control Reports

Notwithstanding any annual pre-approval of these categories of services, individual projects with an estimated fee in excess of $25,000 are subject to pre-approval by the Audit Committee Chair or its delegate on a case-by-case basis.  Individual projects with an estimated fee in excess of $50,000 are subject to pre-approval by the Audit Committee or its delegate on a case-by-case basis.

Tax Services

The following categories of tax services are deemed to be consistent with the role of the independent audit firm and, as such, will be considered for pre-approval by the Committee or its delegate, on an annual basis.

•                                          Tax compliance services related to the filing or amendment of the following:

•              Federal, state and local income tax compliance, and

•              Sales and use tax compliance

•                                          Timely RIC qualification reviews

•                                          Tax distribution analysis and planning

•                                          Tax authority examination services

•                                          Tax appeals support services

•                                          Accounting methods studies

•                                          Fund merger support services

•                                          Tax consulting services and related projects

Notwithstanding any annual pre-approval of these categories of services, individual projects with an estimated fee in excess of $25,000 are subject to pre-approval by the Audit Committee Chair or its delegate on a case-by-case basis.  Individual projects with an estimated fee in excess of $50,000 are subject to pre-approval by the Audit Committee or its delegate on a case-by-case basis.

Other Non-audit Services

The SEC auditor independence rules adopted in response to the Sarbanes-Oxley Act specifically allow certain non-audit services.  Because of the nature of these services, none of these services may be commenced by the independent firm without the prior approval of the Audit Committee.  The Committee may delegate this responsibility to one or more of the Committee members, with the decisions presented to the full Committee at the next scheduled meeting.

Proscribed Services

In accordance with SEC rules on independence, the independent audit firm is prohibited from performing services in the following categories of non-audit services:

•                                          Management functions

•                                          Accounting and bookkeeping services

•                                          Internal audit services

•                                          Financial information systems design and implementation

•                                          Valuation services supporting the financial statements

•                                          Actuarial services supporting the financial statements

•                                          Executive recruitment

•                                          Expert services (e.g., litigation support)

•                                          Investment banking

Policy for Pre-approval of Non-Audit Services Provided to Other Entities within the Investment Company Complex

The Audit Committee of the First American Funds is also responsible for pre-approving certain non-audit services provided to U.S. Bancorp Asset Management, U.S. Bank N.A., Quasar Distributors, U.S. Bancorp Fund Services, LLC and any other entity under common control with U.S. Bancorp Asset Management that provides ongoing services to the Funds.  The only non-audit services provided to these entities which require pre-approval are those services that relate directly to the operations and financial reporting of the Funds.

Although the Audit Committee is not required to pre-approve all services provided to U.S. Bancorp Asset Management and affiliated service providers, the Audit Committee will annually receive a report from the independent audit firm on the aggregate fees for all services provided to U.S. Bancorp and affiliates.

(e)(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Response: All of the services described in paragraphs (b) through (d) of Item 4 that were provided to the registrant on or after May 6, 2003, the effective date of SEC rules relating to the pre-approval of non-audit services, were pre-approved by the audit committee.

(f)            If greater than 50%, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

Response: All services performed on the engagement to audit the registrant’s financial statements for the most recent fiscal year end were performed by the principal accountant’s full-time, permanent employees.

(g)         Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

Response: The aggregate non-audit fees billed by E&Y to the registrant, the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant, totaled $33,204 in the fiscal year ended September 30, 2004 and $135,439 in the fiscal year ended September 30, 2003, including services provided prior to May 6, 2003, the effective date of SEC rules relating to the pre-approval of non-audit services.

(h)         Disclose whether the registrant’s audit committee has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any Subadvisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Response: The registrant’s audit committee has determined that the provision of non-audit services to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved and that were rendered on or after May 6, 2003 (the effective date of SEC rules relating to the pre-approval of non-audit services), is compatible with maintaining E&Y’s independence.

Item 5—Audit Committee of Listed Registrants

(a)          If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).  If the registrant has such a committee, however designated, identify each committee member.  If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b)         If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

Response: Not applicable.  Registrant is not a listed issuer.

Item 6—Schedule of Investments (applicable for periods ending on or after July 9, 2004) – File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Response: The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7—Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - For closed-end funds that contain voting securities in their portfolio, describe the policies and procedures that it uses to determine how to vote proxies relating to those portfolio securities.

Response: Not applicable

Item 8—Portfolio Managers of Closed-End Management Investment Companies.

(a)          If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR, provide the following information:

(1)          State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment advisor of the registrant who are primarily responsible for the day-to-day management of the registrant’s portfolio (“Portfolio Manager”).  Also state each Portfolio Manager’s business experience during the past 5 years.

(2)          If a Portfolio Manager required to be identified in response to paragraph (a) (1) of this Item is primarily responsible for the day-to-day management of the portfolio of any other account, provided the following information:

(i)  The Portfolio Manager’s name;

(ii) The number of other accounts managed within each of the following categories and the total assets in the account managed within each category:

(A)        Registered investment companies;

(B)          Other pooled investment vehicles; and

(C)          Other accounts.

(iii) For each of the categories in paragraph (a) (2) (ii) of this Item, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account; and

(iv) A description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the registrant’s investments, on the one hand, and the investments of the other accounts included in response to paragraph (a) (2) (ii) of this Item, on the other.  This description would include, for example, material conflicts between the investment strategy of the registrant and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the registrant and other accounts managed by the Portfolio Manager.

(3)          Described the structure of, and the method used to determine, the compensation of each Portfolio Manager required to be identified in response to paragraph (a) (1) of this Item.  For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which the type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on the registrant’s pre- or aftertax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the registrant’s portfolio.  For example, if compensaton is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

(4)          For each Portfolio Manager required to be identified in response to paragraph (a) (1) of this Item, state the dollar range of equity securities in the registrant beneficially owned by the Portfolio Manager using the following ranges: none, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001-$500,000, $500,001-$1,000,000, or over $1,000,000.

(b)  If the registrant is a closed-end management investment company that is filing a report on this Form N-CSR other than an annual report, disclose any change, as of the date of filing, in any of the Portfolio Managers identified in response to paragraph (a) (1) of this Item in the registrant’s most recent annual report on Form N-CSR.  In addition, for any newly identified Portfolio Manager, provided the information required by paragraph (a) (1) of this Item as the date of filing of the report and the information required by paragraphs (a) (2), (a) (3), and (a) (4) of this Item as of the most recent practicable date.

Response:  Not applicable

Item 9—Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

(a)          If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Registrant Purchases of Equity Securities

Period (identify beginning and ending dates for each Month)	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Month #1
Month #2
Month #3
Month #4
Month #5
Month #6
Month #7
Total

(b)         The table shall include the following information for each class of securities for each month included in the period covered by the report:

(1)          The total number of shares (or units) purchased (column (a));

(2)          The average price paid per share (or unit) (column (b));

(3)          The number of shares (or units) purchased as part of publicly announced repurchase plans or programs (column (c)); and

(4)          The maximum number (or approximate dollar value) of shares (or units) that may yet be purchased under the plans or programs (column (d)).

Response: Not applicable

Item 10—Submission of Matters to a Vote of Security Holders – Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

Response: There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this item.

Item 11—Controls and Procedures

(a)          Disclose the conclusions of the registrant’s principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

Response: The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported timely.

(b)         Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Response: There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

11(a) - Attach code of ethics or amendments/waivers, unless code of ethics or amendments/waivers is on website or offered to shareholders upon request without charge.

Response: This code of ethics is offered to shareholders upon request without charge.

11(b) - Attach certifications (4 in total pursuant to Sections 302 and 906 for PEO/PFO).

Response: Attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First American Strategy Funds, Inc.

By:	/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: December 9, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: December 9, 2004

By:	/s/ Charles D. Gariboldi
Charles D. Gariboldi
Treasurer

Date: December 9, 2004